UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Annual Report

September 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

		Class AAA Shares						Class A Shares
		Average Annual Returns — September 30, 2023 (a)						Average Annual Returns — September 30, 2023 (a)(b)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites Fund	14.10%	2.51%	5.35%	8.34%	9.61%	1.41%	1.41%	9.54%	1.56%	4.73%	7.83%	9.24%	1.41%	1.41%
SmallCap Equity Fund	12.17	6.29	8.40	9.32	7.78	1.64	1.25	7.68	5.32	7.77	8.81	7.45	1.64	1.25
Convertible Securities Fund	1.84	2.62	5.42	6.11	6.68	1.62	1.15	(2.25)	1.66	4.80	5.60	6.32	1.62	1.15
Equity Fund	10.23	5.28	8.16	7.50	9.49	1.64	1.64	5.81	4.31	7.54	7.03	9.15	1.64	1.64
Balanced Fund	9.57	3.36	5.43	5.55	7.60	1.41	1.41	5.12	2.39	4.81	5.05	7.22	1.41	1.41

		Class C Shares						Class I Shares
		Average Annual Returns — September 30, 2023 (a)(c)(d)						Average Annual Returns — September 30, 2023 (a)(c)

	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites Fund	12.23%	1.73%	4.55%	7.53%	8.90%	2.16%	2.16%	14.38%	2.76%	5.60%	8.60%	9.78%	1.16%	1.16%
SmallCap Equity Fund	10.29	5.50	7.60	8.51	7.09	2.39	2.00	12.41	6.56	8.67	9.60	7.94	1.39	1.00
Convertible Securities Fund	0.06	1.85	4.63	5.33	6.07	2.37	1.90	2.05	2.86	5.69	6.38	6.85	1.37	0.90
Equity Fund	8.37	4.46	7.35	6.70	8.92	2.39	2.39	10.54	5.55	8.41	7.76	9.60	1.39	1.39
Balanced Fund	7.67	2.54	4.63	4.76	6.98	2.16	2.16	9.86	3.61	5.69	5.82	7.73	1.16	1.16

(a)	For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2024 and are renewable annually by the Adviser. The gross expense ratios and expense ratios after adviser reimbursements are from the current prospectus dated January 27, 2023. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase.
(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.
(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
	Class AAA	Class A	Class C	Class I
	Shares	Shares	Shares	Shares
Mighty Mites Fund	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity Fund	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities Fund	09/30/97	05/09/01	11/26/01	01/11/08
Equity Fund	01/02/87	01/28/94	02/13/01	01/11/08
Balanced Fund	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the fiscal year ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was 14.1% compared with a total return of 8.9% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV), Private Market Value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company, and possess a catalyst that can unlock hidden value within the enterprise. As such, (y)our portfolio is diversified across a broad cross section of companies sharing these valuation characteristics.

Performance Discussion

Stock market indices appreciated during the final quarter of the calendar year 2022 as inflation decelerated, fueling optimism that the Fed was close to the conclusion of its tightening cycle. The December release of CPI (+7.1%) indicated that core inflation softened to 6.0% over the last twelve months, a step down from the October reading. The higher interest rate environment appears to be dampening not only inflation but also growth, which sustained investors’ recession concerns. But as we have stated in previous letters, the U.S. consumer remains resilient. Americans have more savings than they did at pre-pandemic levels, and workers garnered higher wages amid tight labor conditions.

Equity markets moved broadly higher in the first calendar quarter of 2023 despite significant volatility, driven by a growing roster of macroeconomic risks and uncertainties. Companies continue to experience persistent supply chain and labor cost pressures, but have noted some relief from the raw material and logistics expenses that pressured results for much of the past two years. The largely employed U.S. consumer (unemployment stood at 3.5% in March) continues to spend, particularly in categories such as staples and travel, but high housing and transportation costs have pressured household budgets and weakened demand for more discretionary items. Price increases, a staple of business activity over the past few years, are becoming less frequent.

Investor sentiment strengthened throughout the second calendar quarter, boosting U.S. equity returns as recent data suggested the economy and the consumer remain resilient. Labor conditions are tight, as the unemployment rate held at its historically low level (3.7% as of May). Wages are gradually rising, supporting better than expected consumer spending, which contributed to the revised 2% GDP estimate during the first quarter, a rate likely sustained through June.

After positive first half performance that extended into July, equity markets declined in August and September, and finished negative for the third quarter as the threat of higher-for-longer interest rates weighed heavily on investor sentiment. The U.S. consumer continues to be employed at high rates and spend freely on travel and experiences, but inflation in key categories such as food, fuel, and housing have remained stubbornly high, sapping early summer optimism that the Federal Reserve’s 2% inflation target might be in reach. Rates appeared as if they were likely to rise further as a result, and with the 10-year U.S. Treasury yield increasing 21% in the quarter and fast approaching 5%, the relative attractiveness and valuations of risk assets like equities have declined.

Among the Fund’s top contributors to performance for the year was Modine Manufacturing Co. (2.7% of net assets as of September 30, 2023), which provides engineered heat transfer systems and heat transfer components for use in on- and off-highway original equipment manufacturer (OEM) vehicular applications; Core Molding Technologies Inc. (1.0%), together with its subsidiaries, operates as a molder of thermoplastic and thermoset structural products; and Astronics Corp. (0.9%), through its subsidiaries, designs and manufactures products for the aerospace, defense, and electronics industries in the United States, rest of North America, Asia, Europe, South America, and internationally.

Some of the detractors to performance included Cutera Inc. (0.3%), which provides aesthetic and dermatology solutions for medical practitioners worldwide. It develops, manufactures, and markets energy based product platforms for medical practitioners; and distributes third-party manufactured skincare products; Farmers and Merchants Bank of Long Beach (1.4%), which provides various banking products and services to individuals, professionals, and small to medium sized businesses in Los Angeles, Orange, and Santa Barbara Counties. It offers checking, savings, Christmas club savings, health savings, market rate savings, and money market accounts; The E.W. Scripps Co. (0.5%), together with its subsidiaries, operates as a media enterprise through a portfolio of local and national media brands. Its Local Media segment operates broadcast television stations, which produce news, information, and entertainment content, as well as its related digital operations.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Mighty Mites Fund Class AAA	14.10%	2.51%	5.35%	8.34%	9.61%
Dow Jones U.S. Micro-cap Total Stock Market Index (b)	(0.35)	(3.21)	3.04	6.49	N/A
Russell 2000 Index (c)	8.93	2.40	6.65	8.13	6.75
Lipper Small Cap Value Fund Average (d)	14.76	4.85	6.81	8.25	7.69

(a)	The Adviser reimbursed expenses through September 30, 2005 to limit the expense ratios. Had such limitations not been in place, since inception returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Dow Jones U.S. Micro-Cap Total Stock Market Index is designed to provide a comprehensive measure of the micro-cap segment of the U.S. stock market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.
(c)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	The Lipper Small Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.41%. See page 33 for the expense ratios for the year ended September 30, 2023. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MIGHTY MITES FUND CLASS AAA, THE
RUSSELL 2000 INDEX, AND THE DOW JONES U.S. MICRO-CAP TOTAL STOCK MARKET INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	14.10%	2.51%	5.35%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SmallCap Equity Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was 12.2% compared with a total return of 8.9% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or Private Market Value. The Fund characterizes small capitalization companies as those companies with a market capitalization between $100 million and $2.5 billion at the time of the Fund’s initial investment.

Performance Discussion

The overriding concern impacting markets has been how much further the U.S. Federal Reserve and global central banks will raise interest rates to tame inflation. The Fed hiked its Federal Funds rate by half a point in December 2022 and suggested a terminal rate of around 5%. December’s rate move marked a downshift by the Fed following four consecutive 75 basis point hikes that have boosted rates at the fastest pace since the 1980s. Despite the most rapid tightening of financial conditions in a generation, the U.S. economy entered 2023 in decent shape. Job growth remained robust, consumers had ample savings, and corporate earnings were at record levels.

The first quarter of 2023 ended amidst stock market turbulence over fears that the collapse of a few regional banks would trigger a contagion of systemic deposit outflows. The rapid collapse into Federal Deposit Insurance Corp. (FDIC) receivership of SVB Financial Group and Signature Bank, along with the virtual wipeout of First Republic Bank equity holders, raised concerns over the stability and durability of U.S. community banks as rising interest rates forced markdowns of bank bond portfolio holdings.

While our bank holdings have borne some of the brunt of the market sell off, well capitalized community banks remain the lifeblood of the U.S. economy, vital to capital formation and lending to small businesses, which drive both employment and GDP growth. Banks with less than $10 billion in assets accounted for nearly 43 percent of small loans to businesses outstanding at the end of 2022, according to a study at Florida Atlantic University. The 13 largest banks, by contrast, accounted for less than 23 percent of small business loans.

During the Fund’s fourth fiscal quarter, the stock market continued to struggle against the headwind of increasingly higher interest rates. The benchmark 10-year US Treasury Note yield breached the 4.5% level, highest since 2007. At its September 2023 meeting, the Federal Reserve left its benchmark interest rate unchanged, while signaling borrowing costs will likely stay higher for longer after one more possible hike this year. The Fed held its target range for the federal funds rate at 5.25% to 5.5%. The Fed’s hawkish tone sent stocks tumbling as the equity risk premium recalibrated higher.

Among the Fund’s top contributors to performance for the year was Onto Innovation Inc., (3.0% of net assets as of September 30, 2023), is a semiconductor equipment provider, well known for metrology and inspection products; Ethan Allen Interiors Inc. (3.4%), which operates as an interior design company, and manufacturer and retailer of home furnishings in the United States, Mexico, Honduras, and Canada; and AAR Corp. (3.1%), which provides products and services to commercial aviation, government, and defense markets worldwide. It operates through Aviation Services and Expeditionary Services segments.

Some of the detractors to performance included Lumentum Holdings, Inc. (1.8%), which manufactures optical and photonic products, previously operating as a division of JDS Uniphase prior to being spun out about eight years ago; Veritex Holdings Inc. (1.5%) is a commercial bank serving Texas markets in the Dallas-Fort Worth and Houston metro areas; and First Foundation Inc. (No longer held as of September 30, 2023), through its subsidiaries, provides banking services, investment advisory, wealth management, and trust services to individuals, businesses, and other organizations in the United States.

We thank you for your continued confidence and trust.

Average Annual Returns through September 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (4/15/97)
SmallCap Equity Fund Class AAA	12.17%	6.29%	8.40%	9.32%	7.78%
Russell 2000 Index (b)	8.93	2.40	6.65	8.13	7.88
Russell 2000 Value Index (c)	7.84	2.59	6.19	7.16	8.37

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	The Russell 2000 Value Index measures the performance of the small capitalization sector of the U.S. equity market. It is a subset of the Russell 2000 Index. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 27, 2023, the gross expense ratio for Class AAA Shares is 1.64%, and the net expense ratio is 1.25% after contractual reimbursements by the Adviser in place through January 31, 2024. See page 34 for the expense ratios for the year ended September 30, 2023. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALLCAP EQUITY FUND CLASS AAA
AND THE RUSSELL 2000 INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	12.17%	6.29%	8.40%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Convertible Securities Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 1.8% compared with a total return of 21.6% and 7.5% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in convertible securities. By investing in convertible securities, the portfolio managers seek the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Performance Discussion

In the fourth quarter 2022 (The Fund’s first fiscal quarter) we finished the year higher as the market started to find its footing a bit. Investors remained focused on the direction of interest rates and whether or not the economy may dip into a recession, but signs of inflation cooling in the U.S. led to positive performance for the quarter. Convertible issuance was at a record low, but we saw a slight uptick to finish the year. The terms of this issuance have generally been attractive, with higher yields and lower premiums.

For the first calendar quarter 2023, the Teton Convertible Securities Fund outperformed the convertible market as measured by the ICE BofA US Convertible Index, which was up 3.8% for the quarter. Convertibles have remained less volatile than their underlying equities through this tumultuous time and continue to offer us a unique opportunity. Many convertibles are trading well below par with yields to maturity sometimes reaching double digits. These issues will remain less volatile than equities while grinding higher towards par over time.

The convertible market had another strong quarter (second calendar quarter), highlighted by a significant rally in June that accounted for half of the YTD performance. This rally was broad in scope, with equity sensitive convertibles leading the way. We have maintained a more balanced profile than the broader market, which helps us reduce volatility while still participating in upside such as we saw in June. Convertibles have remained less volatile than their underlying equities this year, and continue to offer us a unique opportunity.

The convertible market declined in the third calendar quarter, marking the first down quarter in over a year. The decline was felt broadly across the market, driven by a combination of weakness in underlying equities and rising interest rates. Despite this, convertibles have remained less volatile than their underlying equities this year and continue to offer us a unique opportunity. Convertibles that are trading below par with yields to maturity comparable to fixed income will remain less volatile than equities, while trending higher towards par over time. During the quarter, pricing of these fixed income equivalent issues was negatively impacted by rising interest rates.

Among our stronger performing positions for the year were: Array Technologies Inc. 1.000%, 12/01/28 (3.0% of net assets as of September 30, 2023), which manufactures and sells ground-mounting tracking systems used in solar energy projects in the United States, Spain, Brazil, Australia, and internationally; Chart Industries Inc. 6.75%, 12/15/25 (2.3%), which manufactures and sells engineered cryogenic equipment for the industrial gas and clean energy markets in the United States and internationally; and Aptiv PLC. (no longer held), which engages in design, manufacture, and sale of vehicle components worldwide. The company provides electrical, electronic, and safety technology solutions to the automotive and commercial vehicle markets.

Some of the weaker holdings in the portfolio included Veritone Inc. (no longer held), which together with its subsidiaries, provides artificial intelligence (AI) computing solutions and services in the United States and the United Kingdom; Cutera Inc. (no longer held), which provides aesthetic and dermatology solutions for medical practitioners worldwide; and Sunnova Energy International Inc. 2.625%, 2/15/28 (2.1%), which provides energy as a service in the United States. The company offers electricity, as well as offers operations and maintenance, monitoring, repairs and replacements, and equipment upgrades.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (9/30/97)
Convertible Securities Fund Class AAA	1.84%	2.62%	5.42%	6.11%	6.68%
S&P 500 Index (b)	21.62	9.92	11.91	11.28	7.96
ICE BofA U.S. Convertibles Index (c)	7.49	8.35	8.83	10.11	7.52

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	The ICE BofA U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 27, 2023, the gross expense ratio for Class AAA Shares is 1.62%, and the net expense ratio is 1.15%, after contractual reimbursements by the Adviser in place through January 31, 2024. See page 35 for the expense ratios for the year ended September 30, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CONVERTIBLE SECURITIES FUND CLASS AAA,
THE S&P 500 INDEX, AND THE ICE BOFA U.S. CONVERTIBLES INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	1.84%	2.62%	5.42%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Equity Fund (Unaudited)

To Our Shareholders,

For the fiscal year ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was 10.2% compared with a total return of 21.6% for the S&P 500 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

Performance Discussion

During the fourth quarter 2022, U.S. equities finally turned a corner, rebounding to register robust gains. The bulk of the rebound was made in November as cooling inflationary data and stable economic activity offset ongoing caution from the Federal Reserve (Fed). Stocks largely fell in December, closing the year on a somber note. The Fed remained a large driver for market direction, and indications that the pace of policy tightening would slow and signs that elevated inflation could be cooling were critical factors for investors.

U.S. equities staged an early rally into 2023 amid optimism that global central banks, with the Federal Reserve leading, might soon halt interest rate hikes and even transition to rate cuts or more accommodative policies by end of the year. Unfortunately, choppy earnings, mixed economic data, and a stubbornly hawkish Fed, fueled by still sticky inflation and a tight labor market, were a few factors that quickly slowed the surge by early February. And despite a banking “crisis” in early March, the S&P 500 still managed to end the quarter in the black, gaining 7.50%.

Despite mixed economic data, a major bank liquidity event, and the Federal Reserve standing its hawkish ground, investors showed renewed fervor for equities. The S&P 500 gained nearly 17% in the first six months of 2023, with nearly 9% attributed to the second calendar quarter 2023 alone, as most major indexes broke out of their respective price channels. Performance of the last six months marked the fourth best first half in the last 25 years (with 2013, 2019, and 2021 the other occurrences). Big tech, driven largely by relatively attractive valuations and the hope of AI-driven future earnings, led the rally, with several other sectors joining in.

The third quarter (the Fund’s fiscal fourth quarter) brought volatility back to the equity markets, and a -4.77% drop in the S&P 500 in September pushed the period to end with a -3.27% haircut overall. The pullback came as little surprise given the fact that stocks (and consumers to some extent) thus far have seemed to defy inflationary pressures and the fastest rate hike regimen since the 1980s. What’s interesting is that both the Russell 1000 Growth and Value indexes achieved roughly similar total returns.

Among our stronger performing positions for the year were: Eaton Corp. (2.0% as of September 30, 2023), which operates as a power management company worldwide. The company’s Electrical Americas and Electrical Global segment provides electrical components, industrial components, and power distribution; JP Morgan Chase & Co. (2.6%), which operates as a financial services company worldwide. It operates through four segments: Consumer & Community Banking (CCB), Corporate & Investment Bank (CIB), Commercial Banking (CB), and Asset & Wealth Management (AWM); and Microsoft Corp. (3.1%), which develops and supports software, services, devices, and solutions worldwide.

Some of the weaker holdings in the portfolio included: Dollar General Corp. (1.1%) is a discount retailer which provides various merchandise products in the southern, southwestern, midwestern, and eastern United States; The Estee Lauder Companies, Inc. (1.0%), which manufactures, markets, and sells skin care, makeup, fragrance, and hair care products worldwide; and NextEra Energy Inc. (1.5%), through its subsidiaries, generates, transmits, distributes, and sells electric power to retail and wholesale customers in North America.

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (1/2/87)
Equity Fund Class AAA	10.23%	5.28%	8.16%	7.50%	9.49%
S&P 500 Index (b)	21.62	9.92	11.91	11.28	10.51

(a)	Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. S&P 500 Index since inception performance is as of December 31, 1986.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.64%. See page 36 for the expense ratios for the year ended September 30, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EQUITY FUND CLASS AAA AND
THE S&P 500 INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	10.23%	5.28%	8.16%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Balanced Fund (Unaudited)

To Our Shareholders,

For fiscal year ended September 30, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was 9.6% compared with total return of 0.9% and 13.3% for the Bloomberg Government/Credit Bond Index and the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Capital Government/Credit Bond Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity oriented, and uses a top-down approach in seeking to provide equity like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest in fixed income securities of any maturity.

The Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Fund may also invest in foreign debt securities.

Performance Discussion

Despite the best efforts of the Federal Reserve, the economy continued to chug along and the U.S. stock market responded in kind, rising by more than 20% for the twelve months ended September 30, 2023. The S&P 500 Index gained 21.62% for the period, eclipsing the index’s long-term average.

The biggest story in the year was the Federal Reserve, which began to raise interest rates in March 2022 and has increased its benchmark federal funds rate by 525 basis points over the past 18 months. The inflation rate, measured the Consumer Price Index (CPI), peaked in June 2022, and has trended downward since. However, Fed chair Jerome Powell has reiterated the Fed’s 2% inflation target, and has hinted that rates would remain high until the inflation monster has been slain.

The equity market was led by technology stocks, as the sector gained 41.1% for the last twelve months, driven primarily by companies involved in artificial intelligence, as semiconductor companies were among the primary beneficiaries. Interest rate sensitive sectors Utilities and Real Estate were the worst performing sectors for the year, declining as the Federal Reserve accelerated its rate hike campaign.

The bond market didn’t fare as well, beset by rising interest rates and deteriorating credit conditions. The Bloomberg U.S. Aggregate, a broad bond market measure, gained 0.64% for the year; the index was led by corporate credits (the Bloomberg U.S. Credit added 3.47%), while government bonds were the lagging sector, as the Bloomberg U.S. Government declined 0.74%. During the year, the Treasury yield curve became significantly inverted, only to flatten out in September. The ten-year treasury rose from 3.83% to 4.57%, gaining 74 basis points, nearly all of that gain in the third quarter, in large part due to the Federal Reserve’s messaging of “higher for longer.”

We appreciate your continued confidence and trust.

Average Annual Returns through September 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	5 Year	10 Year	15 Year	Since Inception (10/1/91)
Balanced Fund Class AAA	9.57%	3.36%	5.43%	5.55%	7.60%
60% S&P 500 Index and 40% Bloomberg Government/Credit Bond Index (b)	13.34	6.12	7.67	7.87	7.86
S&P 500 Index (c)	21.62	9.92	11.91	11.28	9.96
Bloomberg Government/Credit Bond Index (d)	0.93	0.41	1.31	2.76	4.72

(a)	The Adviser reimbursed expenses in years prior to 1998 to limit the expense ratio. Had such limitation not been in place, since inception returns would have been lower. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Blended Index consists of a blend of 60% the S&P 500 Index and 40% Bloomberg Government/Credit Bond Index.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance data are as of September 30, 1991.
(d)	The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. Since inception performance data are as of September 30, 1991.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.41%. See page 37 for the expense ratios for the year ended September 30, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND CLASS AAA, THE S&P
500 INDEX, A COMPOSITE OF 60% OF THE S&P 500 INDEX AND 40% OF THE BLOOMBERG GOVERNMENT/CREDIT
BOND INDEX, AND THE BLOOMBERG GOVERNMENT/CREDIT BOND INDEX (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	9.57%	3.36%	5.43%

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2023 through September 30, 2023

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 14 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an

$8,600 account value divided by$1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended September 30, 2023.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from April 1, 2023 through September 30, 2023

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	04/01/23	09/30/23	Ratio	Period*	04/01/23	09/30/23	Ratio	Period*
TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$979.30	1.50%	$7.44	$1,000.00	$1,017.55	1.50%	$7.59
Class A	$1,000.00	$979.50	1.50%	$7.44	$1,000.00	$1,017.55	1.50%	$7.59
Class C	$1,000.00	$975.20	2.25%	$11.14	$1,000.00	$1,013.79	2.25%	$11.36
Class I	$1,000.00	$980.60	1.25%	$6.21	$1,000.00	$1,018.80	1.25%	$6.33
TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,012.80	1.25%	$6.31	$1,000.00	$1,018.80	1.25%	$6.33
Class A	$1,000.00	$1,012.70	1.25%	$6.31	$1,000.00	$1,018.80	1.25%	$6.33
Class C	$1,000.00	$1,009.30	2.00%	$10.07	$1,000.00	$1,015.04	2.00%	$10.10
Class I	$1,000.00	$1,013.90	1.00%	$5.05	$1,000.00	$1,020.05	1.00%	$5.06
TETON Westwood Convertible Securities Fund
Class AAA	$1,000.00	$960.50	1.18%	$5.80	$1,000.00	$1,019.15	1.18%	$5.97
Class A	$1,000.00	$960.30	1.18%	$5.80	$1,000.00	$1,019.15	1.18%	$5.97
Class C	$1,000.00	$956.80	1.93%	$9.47	$1,000.00	$1,015.39	1.93%	$9.75
Class I	$1,000.00	$961.90	0.94%	$4.62	$1,000.00	$1,020.36	0.94%	$4.76
TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,002.90	1.64%	$8.23	$1,000.00	$1,016.85	1.64%	$8.29
Class A	$1,000.00	$1,002.90	1.64%	$8.23	$1,000.00	$1,016.85	1.64%	$8.29
Class C	$1,000.00	$998.90	2.41%	$12.08	$1,000.00	$1,012.99	2.41%	$12.16
Class I	$1,000.00	$1,004.80	1.39%	$6.99	$1,000.00	$1,018.10	1.39%	$7.03
TETON Westwood Balanced Fund
Class AAA	$1,000.00	$997.10	1.50%	$7.51	$1,000.00	$1,017.55	1.50%	$7.59
Class A	$1,000.00	$997.10	1.50%	$7.51	$1,000.00	$1,017.55	1.50%	$7.59
Class C	$1,000.00	$992.80	2.25%	$11.24	$1,000.00	$1,013.79	2.25%	$11.36
Class I	$1,000.00	$998.30	1.25%	$6.26	$1,000.00	$1,018.80	1.25%	$6.33

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2023:

TETON Westwood Mighty Mites Fund

Diversified Industrial	12.3%
Financial Services	10.6%
Electronics	6.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.2%
Machinery	5.0%
Automotive: Parts and Accessories	4.9%
Health Care	4.4%
Building and Construction	4.2%
Restaurants	4.0%
Aviation: Parts and Services	3.6%
Manufactured Housing and Recreational Vehicles	3.4%
U.S. Government Obligations	2.8%
Consumer Products	2.7%
Food and Beverage	2.3%
Automotive	2.2%
Business Services	2.1%
Specialty Chemicals	1.9%
Real Estate	1.8%
Aerospace and Defense	1.7%
Energy and Utilities: Water	1.7%
Computer Software and Services	1.5%
Broadcasting	1.2%
Retail	1.2%
Agriculture	0.9%
Environmental Control	0.7%
Energy and Utilities: Services	0.7%
Energy and Utilities: Natural Gas	0.6%
Publishing	0.6%
Telecommunications	0.6%
Communications Equipment	0.5%
Entertainment	0.5%
Communications	0.4%
Consumer Services	0.4%
Educational Services	0.2%
Miscellaneous	0.2%
Metals and Mining	0.1%
Semiconductors	0.1%
Transportation	0.0%*
Paper and Forest Products	0.0%*
Other Assets and Liabilities (Net)	0.3%
100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Semiconductors	9.8%
Banking	9.7%
Energy and Utilities	7.4%
Health Care	7.2%
Retail	6.7%
U.S. Government Obligations	5.7%
Business Services	5.6%
Building and Construction	5.5%
Financial Services	5.4%
Electronics	4.7%
Computer Software and Services	4.4%
Diversified Industrial	3.9%
Aviation: Parts and Services	3.1%
Consumer Products	2.9%
Communications Equipment	2.7%
Machinery	2.4%
Equipment and Supplies	2.3%
Automotive	2.0%
Transportation	1.9%
Real Estate	1.7%
Broadcasting	1.4%
Communications	1.2%
Specialty Chemicals	1.0%
Materials	0.7%
Aerospace	0.5%
Other Assets and Liabilities (Net)	0.2%
100.0%

TETON Convertible Securities Fund

Computer Software and Services	16.3%
Health Care	13.3%
Energy and Utilities: Integrated	13.1%
Semiconductors	8.8%
Energy and Utilities: Services	7.9%
Consumer Services	7.6%
Financial Services	6.8%
U.S. Government Obligations	5.6%
Communications Equipment	2.9%
Entertainment	2.4%
Cable and Satellite	2.3%
Diversified Industrial	2.3%
Telecommunications	2.2%
Automotive	1.6%
Airlines	1.5%
Food and Beverage	1.4%
Real Estate Investment Trusts	1.1%
Transportation	0.5%
Other Assets and Liabilities (Net)	2.4%
100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Financial Services	16.1%
Health Care	13.5%
Computer Software and Services	10.1%
Retail	6.9%
Real Estate	6.8%
Energy: Oil	6.6%
Food and Beverage	6.1%
Energy: Integrated	5.0%
Diversified Industrial	4.5%
Consumer Products	3.0%
Banking	2.4%
Business Services	2.4%
Computer Hardware	2.4%
Telecommunications	2.3%
Air Freight and Logistics	2.2%
Equipment and Supplies	2.1%
Electronics	2.1%
Energy and Energy Services	2.0%
Transportation	1.5%
Commercial Services and Supplies	0.6%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	1.3%
100.0%

TETON Westwood Balanced Fund

Financial Services	16.6%
Health Care	10.7%
Computer Software and Services	8.0%
Retail	7.5%
Real Estate	7.1%
Energy: Oil	5.8%
U.S. Government Obligations	4.8%
Diversified Industrial	4.7%
Energy and Energy Services	3.6%
Banking	3.5%
Food and Beverage	3.4%
Transportation	3.3%
Consumer Products	2.8%
Energy: Integrated	2.4%
Computer Hardware	2.2%
Semiconductors	2.0%
Telecommunications	1.8%
Equipment and Supplies	1.8%
Electronics	1.7%
Air Freight and Logistics	1.4%
Business Services	1.2%
Consumer Services	1.0%
Automotive: Parts and Accessories	0.7%
Aerospace	0.7%
Commercial Services and Supplies	0.5%
Short Term Investment	0.5%
Other Assets and Liabilities (Net)	0.3%
100.0%

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS* — 96.5%
	Aerospace and Defense — 1.7%
120,500	Allient Inc.	$2,904,012	$3,725,860
297,300	Various Securities	3,103,831	2,915,579
		6,007,843	6,641,439
	Agriculture — 0.9%
195,000	Limoneira Co.	3,559,244	2,987,400
310,215	Various Securities	1,203,363	489,100
		4,762,607	3,476,500
	Automotive — 2.2%
50,490	Rush Enterprises Inc., Cl. A	403,878	2,061,507
112,350	Rush Enterprises Inc., Cl. B	1,000,724	5,088,331
52,000	Various Securities	98,195	1,098,240
		1,502,797	8,248,078
	Automotive: Parts and Accessories — 4.8%
280,000	Commercial Vehicle Group Inc.†	2,517,392	2,172,800
225,500	Modine Manufacturing Co.†	2,902,229	10,316,625
114,060	Strattec Security Corp.†	2,605,047	2,634,786
261,760	Various Securities	1,573,953	3,298,382
		9,598,621	18,422,593
	Aviation: Parts and Services — 3.6%
218,000	Astronics Corp.†	2,576,423	3,457,480
176,540	Ducommun Inc.†	4,446,906	7,681,256
146,896	Various Securities	2,665,419	2,455,529
		9,688,748	13,594,265
	Broadcasting — 1.2%
1,418,165	Various Securities	3,955,211	4,520,975

	Building and Construction — 4.2%
85,000	Gibraltar Industries Inc.†	1,986,381	5,738,350
49,765	The Monarch Cement Co.	1,352,404	7,651,369
83,000	Various Securities	513,850	2,537,580
		3,852,635	15,927,299
	Business Services — 2.1%
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	352,764
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	39,196
2,300,000	Trans-Lux Corp.†(b)	1,196,147	1,035,000
461,900	Various Securities	4,929,483	6,499,873
		6,392,130	7,926,833
	Communications — 0.4%
169,000	Various Securities	2,328,683	1,649,150

	Communications Equipment — 0.5%
63,000	Various Securities	2,137,687	1,976,940

	Computer Software and Services — 1.5%
1,062,000	Various Securities	4,455,954	5,881,970

	Consumer Products — 2.7%
359,500	Marine Products Corp.	2,547,475	5,108,495
5,700	PC Group Inc.†(a)	3,465	1
3,451,875	Various Securities	5,007,313	5,261,668
		7,558,253	10,370,164
	Consumer Services — 0.4%
239,900	Various Securities	1,289,386	1,579,008

	Diversified Industrial — 12.3%
210,700	Burnham Holdings Inc., Cl. A(b)	3,244,144	2,640,071
25,500	Chase Corp.	390,915	3,244,365
68,000	Columbus McKinnon Corp.	1,113,342	2,373,880
258,000	Distribution Solutions Group Inc.†	1,671,157	6,708,000
134,000	Graham Corp.†	1,466,311	2,224,400
172,479	L.B. Foster Co., Cl. A†	2,511,960	3,261,578
			Market
Shares		Cost	Value
663,870	Myers Industries Inc.	$11,018,398	$11,903,189
192,500	Park-Ohio Holdings Corp.	3,961,094	3,832,675
14,000	Standex International Corp.	571,638	2,039,660
1,030,438	Various Securities	9,333,404	8,769,676
		35,282,363	46,997,494
	Educational Services — 0.2%
95,000	Various Securities	289,750	796,100

	Electronics — 6.3%
113,900	Bel Fuse Inc., Cl. A(b)	2,075,230	5,368,107
160,000	CTS Corp.	1,485,086	6,678,400
83,000	Ultra Clean Holdings Inc.†	201,481	2,462,610
534,102	Various Securities	4,616,794	9,661,941
		8,378,591	24,171,058
	Energy and Utilities: Natural Gas — 0.6%
96,510	Various Securities	1,441,212	2,321,708

	Energy and Utilities: Services — 0.6%
302,500	Various Securities	648,418	2,210,803

	Energy and Utilities: Water — 1.7%
195,480	Various Securities	2,820,079	6,527,080

	Entertainment — 0.5%
196,300	Various Securities	1,560,713	1,844,009

	Environmental Control — 0.7%
31,900	Casella Waste Systems Inc., Cl. A†	123,659	2,433,970
15,000	Various Securities	121,162	207,000
		244,821	2,640,970
	Equipment and Supplies — 6.2%
139,000	Core Molding Technologies Inc.†	1,118,387	3,960,110
78,800	Federal Signal Corp.	481,332	4,706,724
295,000	The Eastern Co.	5,522,320	5,354,250
86,000	The Gorman-Rupp Co.	2,006,289	2,829,400
344,700	Various Securities	3,138,019	6,829,705
		12,266,347	23,680,189
	Financial Services — 10.6%
79,800	Capital City Bank Group Inc.	1,945,755	2,380,434
1,105	Farmers & Merchants Bank of Long Beach	6,057,140	5,368,087
381,300	Flushing Financial Corp.	6,008,065	5,006,469
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
96,791	I3 Verticals Inc., Cl. A†	1,645,598	2,046,162
60,500	KKR & Co. Inc.	7,013	3,726,800
1,358,492	Various Securities	19,848,456	21,752,498
		35,649,527	40,335,450
	Food and Beverage — 2.3%
1,671,460	Various Securities	10,899,352	8,804,671

	Health Care — 4.4%
212,000	Neogen Corp.†	306,519	3,930,480
1,058,543	Various Securities	7,438,497	12,962,214
		7,745,016	16,892,694
	Hotels and Gaming — 5.2%
1,211,119	Full House Resorts Inc.†	3,339,101	5,171,478
174,393	Gambling.com Group Ltd.†	1,359,024	2,281,061
121,500	Golden Entertainment Inc.	1,406,123	4,152,870
255,221	Inspired Entertainment Inc.†	1,539,343	3,052,443
401,100	Various Securities	3,643,285	5,329,396
		11,286,876	19,987,248
	Machinery — 5.0%
177,500	Astec Industries Inc.	6,229,823	8,362,025
473,600	Gencor Industries Inc.†	3,064,087	6,691,968

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS* (Continued)
	Machinery (Continued)
16,020	The Middleby Corp.†	$157,776	$2,050,560
27,050	Various Securities	664,125	1,879,064
		10,115,811	18,983,617
	Manufactured Housing and Recreational Vehicles — 3.4%
14,540	Cavco Industries Inc.†	1,017,986	3,862,697
107,250	Nobility Homes Inc.	1,551,680	3,203,021
60,500	Skyline Champion Corp.†	421,021	3,855,060
36,400	Winnebago Industries Inc.	340,866	2,163,980
		3,331,553	13,084,758
	Metals and Mining — 0.1%
436,000	Various Securities	476,573	433,037

	Paper and Forest Products — 0.0%
2,050	Various Securities	142,152	45,612

	Publishing — 0.6%
377,800	Various Securities	2,265,598	2,220,204

	Real Estate — 1.8%
2,508	Royalty LLC†(a)	0	765
998,940	Various Securities	8,030,305	6,815,590
		8,030,305	6,816,355
	Restaurants — 4.0%
211,000	Nathan’s Famous Inc.(b)	3,055,450	14,909,260
57,000	Various Securities	384,205	482,790
		3,439,655	15,392,050
	Retail — 1.2%
90,247	Village Super Market Inc., Cl. A	2,261,354	2,043,192
170,500	Various Securities	1,874,526	2,443,755
		4,135,880	4,486,947
	Semiconductors — 0.1%
64,927	Various Securities	602,274	390,860

	Specialty Chemicals — 1.9%
69,580	Hawkins Inc.	1,235,115	4,094,783
66,900	The General Chemical Group Inc.†(a)	6,021	0
332,974	Various Securities	2,474,631	3,059,296
		3,715,767	7,154,079
	Telecommunications — 0.6%
358,800	Various Securities	1,649,093	2,187,404

	Transportation — 0.0%
6,500	Various Securities	99,485	55,185

	TOTAL COMMON STOCKS	230,047,766	368,674,796

	PREFERRED STOCKS* — 0.1%
	Automotive: Parts and Accessories — 0.1%
16,700	Various Securities	45,886	501,079

	RIGHTS* — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Various Securities	0	197,095

	Health Care — 0.0%
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 01/02/24†(a)	103,591	0
25,000	Various Securities	0	500
			Market
Shares		Cost	Value
	Metals and Mining — 0.0%
60,000	Various Securities	$44,994	$32,100
	TOTAL RIGHTS	148,585	229,695

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Various Securities	12,907	377

	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	15,040

	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	18,305

	Health Care — 0.0%
17,474	Various Securities	15,533	49,930
	TOTAL WARRANTS	60,550	84,304

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS* — 2.8%
$10,515,000	U.S. Treasury Bills, 5.276% to 5.404%††,
	10/05/23 to 12/28/23	10,467,121	10,468,692

	TOTAL MISCELLANEOUS INVESTMENTS— 0.2%(c)	694,055	702,725

	TOTAL INVESTMENTS — 99.7%	$241,463,963	380,661,291

	Other Assets and Liabilities (Net) — 0.3%		1,281,296

	NET ASSETS — 100.0%		$381,942,587

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of September 30, 2023. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CCCP	Contingent Cash Consideration Payment

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.1%
	Aerospace — 0.5%
5,260	Hexcel Corp.	$214,874	$342,636

	Automotive — 2.0%
26,625	Rush Enterprises Inc., Cl. A	572,201	1,087,099
4,200	Winnebago Industries Inc.	127,684	249,690
		699,885	1,336,789
	Aviation: Parts and Services — 3.1%
35,800	AAR Corp.†	733,984	2,131,174

	Banking — 9.7%
15,533	Atlantic Union Bankshares Corp.	437,254	447,040
40,800	Banc of California Inc.	638,651	505,104
37,211	Columbia Banking System Inc.	1,005,203	755,383
21,500	Five Star Bancorp	485,843	431,290
7,000	Glacier Bancorp Inc.	147,883	199,500
29,050	OceanFirst Financial Corp.	579,382	420,354
42,100	Old National Bancorp	706,858	612,134
10,433	SouthState Corp.	702,009	702,767
28,800	USCB Financial Holdings Inc.†	315,551	302,688
51,720	Valley National Bancorp	543,421	442,723
55,700	Veritex Holdings Inc.	1,427,976	999,815
20,100	Washington Federal Inc.	519,315	514,962
10,970	Washington Trust Bancorp Inc.	397,178	288,840
		7,906,524	6,622,600
	Broadcasting — 1.4%
50,400	IMAX Corp.†	809,958	973,728

	Building and Construction — 5.5%
50,400	Babcock & Wilcox Enterprises Inc.†	307,844	212,184
7,300	EMCOR Group Inc.	537,913	1,535,847
9,800	MYR Group Inc.†	372,068	1,320,648
10,859	Skyline Champion Corp.†	588,769	691,936
		1,806,594	3,760,615
	Business Services — 5.6%
29,600	ABM Industries Inc.	1,067,935	1,184,296
4,600	FTI Consulting Inc.†	349,572	820,686
25,600	Heidrick & Struggles International Inc.	663,930	640,512
11,352	McGrath RentCorp.	681,315	1,137,925
		2,762,752	3,783,419
	Communications — 1.2%
15,103	ATN International Inc.	667,863	476,650
33,398	Harmonic Inc.†	377,008	321,623
		1,044,871	798,273
	Communications Equipment — 2.7%
153,284	Infinera Corp.†	631,517	640,727
26,600	Lumentum Holdings Inc.†	1,570,851	1,201,788
		2,202,368	1,842,515
	Computer Software and Services — 4.4%
59,700	NetScout Systems Inc.†	1,528,892	1,672,794
12,503	Progress Software Corp.	458,686	657,408
9,970	Teradata Corp.†	252,548	448,849
55,000	Vimeo Inc.†	262,133	194,700
		2,502,259	2,973,751
			Market
Shares		Cost	Value
	Consumer Products — 2.9%
109,600	OPENLANE Inc.†	$1,643,791	$1,635,232
3,800	Oxford Industries Inc.	209,232	365,294
		1,853,023	2,000,526
	Diversified Industrial — 3.9%
2,460	Albany International Corp., Cl. A	156,590	212,249
11,070	Apogee Enterprises Inc.	371,210	521,175
41,900	Enerpac Tool Group Corp.	885,290	1,107,417
13,700	Kennametal Inc.	380,589	340,856
12,900	Textainer Group Holdings Ltd.	95,172	480,525
		1,888,851	2,662,222
	Electronics — 4.7%
17,908	Advanced Energy Industries Inc.	1,193,842	1,846,673
23,000	FARO Technologies Inc.†	348,926	350,290
80,300	TTM Technologies Inc.†	1,076,777	1,034,264
		2,619,545	3,231,227
	Energy and Utilities — 7.4%
40,900	ChampionX Corp.	840,586	1,456,858
5,900	Diamondback Energy Inc.	188,260	913,792
4,900	Dril-Quip Inc.†	131,010	138,033
40,400	Magnolia Oil & Gas Corp., Cl. A	508,204	925,564
32,900	Oceaneering International Inc.†	201,160	846,188
53,700	Patterson-UTI Energy Inc.	220,091	743,208
		2,089,311	5,023,643
	Equipment and Supplies — 2.3%
39,000	Flowserve Corp.	1,283,091	1,551,030

	Financial Services — 5.4%
10,200	Brown & Brown Inc.	230,563	712,368
14,100	First Interstate BancSystem Inc., Cl. A	331,914	351,654
7,800	Heritage Financial Corp.	131,385	127,218
8,280	Horace Mann Educators Corp.	289,733	243,266
13,794	Mercury General Corp.	451,863	386,646
13,600	Stewart Information Services Corp.	583,916	595,680
10,150	Stifel Financial Corp.	289,236	623,616
17,600	Univest Financial Corp.	484,444	305,888
7,413	Webster Financial Corp.	263,120	298,818
		3,056,174	3,645,154
	Health Care — 7.2%
4,300	AMN Healthcare Services Inc.†	212,984	366,274
36,000	Axogen Inc.†	220,496	180,000
6,360	Haemonetics Corp.†	465,719	569,729
6,622	ICU Medical Inc.†	934,097	788,084
8,550	Omnicell Inc.†	294,727	385,092
20,650	Orthofix Medical Inc.†	280,014	265,559
64,900	Patterson Cos. Inc.	1,475,114	1,923,636
15,800	Supernus Pharmaceuticals Inc.†	454,696	435,606
		4,337,847	4,913,980

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Machinery — 2.4%
83,400	Mueller Water Products Inc., Cl. A	$951,803	$1,057,512
6,592	Xylem Inc.	227,154	600,070
		1,178,957	1,657,582
	Materials — 0.7%
12,690	Avient Corp.	421,009	448,211

	Real Estate — 1.7%
23,467	Alpine Income Property Trust Inc., REIT	407,078	383,920
36,400	CareTrust REIT Inc.	707,031	746,200
		1,114,109	1,130,120
	Retail — 6.7%
2,990	Advance Auto Parts Inc.	209,378	167,231
84,586	American Eagle Outfitters Inc.	1,081,699	1,404,973
78,100	Ethan Allen Interiors Inc.	1,605,147	2,335,190
20,300	Urban Outfitters Inc.†	477,828	663,607
		3,374,052	4,571,001
	Semiconductors — 9.8%
28,800	Cohu Inc.†	910,894	991,872
12,968	Entegris Inc.	592,844	1,217,825
20,878	FormFactor Inc.†	369,584	729,477
6,700	Marvell Technology Inc.	131,305	362,671
7,400	MKS Instruments Inc.	628,411	640,396
66,351	nLight Inc.†	733,890	690,050
16,276	Onto Innovation Inc.†	844,737	2,075,516
		4,211,665	6,707,807
	Specialty Chemicals — 1.0%
9,600	Darling Ingredients Inc.†	256,276	501,120
3,000	Minerals Technologies Inc.	104,869	164,280
		361,145	665,400
	Transportation — 1.9%
32,305	The Greenbrier Companies Inc.	892,793	1,292,200

	TOTAL COMMON STOCKS	49,365,641	64,065,603

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.7%
$3,905,000	U.S. Treasury Bills,
	5.342% to 5.414%††, 11/09/23 to 01/25/24	3,867,060	3,867,494

	TOTAL INVESTMENTS — 99.8%	$53,232,701	67,933,097

	Other Assets and Liabilities (Net) — 0.2%		145,289

	NET ASSETS — 100.0%		$68,078,386

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — September 30, 2023

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 87.4%
	Airlines — 1.5%
$300,000	Southwest Airlines Co.,
	1.250%, 05/01/25	$340,871	$298,875

	Automotive — 1.6%
225,000	Rivian Automotive Inc.,
	4.625%, 03/15/29(a)	225,000	326,925

	Cable and Satellite — 2.3%
700,000	DISH Network Corp.,
	Zero Coupon, 12/15/25	531,971	470,750

	Communications Equipment — 2.9%
500,000	InterDigital Inc.,
	3.500%, 06/01/27	509,319	590,950

	Computer Software and Services — 16.3%
700,000	Bandwidth Inc.,
	0.250%, 03/01/26	666,392	564,900
250,000	CSG Systems International Inc.,
	3.875%, 09/15/28(a)	250,082	244,525
500,000	Edgio Inc.,
	3.500%, 08/01/25	483,065	433,597
360,000	fuboTV Inc.,
	3.250%, 02/15/26	338,525	238,680
200,000	Lumentum Holdings Inc.,
	1.500%, 12/15/29(a)	202,362	182,300
1,000,000	Perficient Inc.,
	0.125%, 11/15/26	960,062	806,300
760,000	Progress Software Corp.,
	1.000%, 04/15/26	759,615	785,840
30,000	Rapid7 Inc.,
	1.250%, 03/15/29(a)	30,000	29,220
		3,690,103	3,285,362
	Consumer Services — 7.6%
240,000	Live Nation Entertainment Inc.,
	3.125%, 01/15/29(a)	242,843	249,480
400,000	Marriott Vacations Worldwide Corp.,
	3.250%, 12/15/27(a)	402,548	350,000
	NCL Corp. Ltd.
100,000	5.375%, 08/01/25	100,863	116,750
223,000	1.125%, 02/15/27	223,000	185,648
600,000	Stride Inc.,
	1.125%, 09/01/27	537,821	633,300
		1,507,075	1,535,178
	Energy and Utilities: Integrated — 12.2%
528,000	Array Technologies Inc.,
	1.000%, 12/01/28	470,110	602,712
100,000	Bloom Energy Corp.,
	3.000%, 06/01/28(a)	101,162	100,310
600,000	CMS Energy Corp.,
	3.375%, 05/01/28(a)	600,170	565,500
250,000	Duke Energy Corp.,
	4.125%, 04/15/26(a)	250,000	243,250
425,000	NextEra Energy Partners LP,
	2.500%, 06/15/26(a)	415,040	362,525
200,000	Stem Inc.,
	4.250%, 04/01/30(a)	200,000	162,400
Principal			Market
Amount		Cost	Value
$700,000	Sunnova Energy International Inc.,
	2.625%, 02/15/28	$589,173	$433,650
		2,625,655	2,470,347
	Energy and Utilities: Services — 7.9%
500,000	Northern Oil and Gas Inc.,
	3.625%, 04/15/29(a)	523,939	620,145
375,000	Ormat Technologies Inc.,
	2.500%, 07/15/27	375,000	365,625
300,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28(a)	300,000	274,500
350,000	The Southern Co.,
	3.875%, 12/15/25(a)	350,000	341,950
		1,548,939	1,602,220
	Entertainment — 2.4%
500,000	Liberty Media Corp.-Liberty Formula One,
	2.250%, 08/15/27	483,944	489,000

	Financial Services — 6.8%
200,000	Bread Financial Holdings Inc.,
	4.250%, 06/15/28(a)	202,008	217,620
200,000	Envestnet Inc.,
	2.625%, 12/01/27(a)	202,294	183,300
500,000	LendingTree Inc.,
	0.500%, 07/15/25	413,541	398,750
750,000	SoFi Technologies Inc.,
	Zero Coupon, 10/15/26(a)	583,530	582,000
		1,401,373	1,381,670
	Food and Beverage — 1.4%
275,000	Post Holdings Inc.,
	2.500%, 08/15/27	276,044	274,037

	Health Care — 11.9%
200,000	Amphastar Pharmaceuticals Inc.,
	2.000%, 03/15/29(a)	201,985	199,800
350,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	256,063	214,375
350,000	CONMED Corp.,
	2.250%, 06/15/27	329,817	334,950
100,000	Dexcom Inc.,
	0.375%, 05/15/28(a)	103,103	89,200
400,000	Halozyme Therapeutics Inc.,
	1.000%, 08/15/28	407,846	375,500
400,000	Insulet Corp.,
	0.375%, 09/01/26	407,162	393,200
365,000	Invacare Corp., Escrow,
	Zero Coupon, 05/08/28(b)	0	0
640,000	PetIQ Inc.,
	4.000%, 06/01/26	625,941	622,800
200,000	TransMedics Group Inc.,
	1.500%, 06/01/28(a)	203,120	181,620
		2,535,037	2,411,445
	Real Estate Investment Trusts — 1.1%
250,000	Redwood Trust Inc.,
	7.750%, 06/15/27	250,000	224,844

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — September 30, 2023

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors — 8.8%
$400,000	Impinj Inc.,
	1.125%, 05/15/27	$388,211	$348,760
400,000	indie Semiconductor Inc.,
	4.500%, 11/15/27(a)	412,864	413,200
225,000	ON Semiconductor Corp.,
	0.500%, 03/01/29(a)	225,151	248,175
400,000	Semtech Corp.,
	1.625%, 11/01/27(a)	389,760	375,800
600,000	Wolfspeed Inc.,
	1.875%, 12/01/29(a)	430,393	393,300
		1,846,379	1,779,235
	Telecommunications — 2.2%
500,000	Infinera Corp.,
	2.500%, 03/01/27	486,372	442,481

	Transportation — 0.5%
100,000	Air Transport Services Group Inc.,
	3.875%, 08/15/29(a)	100,000	98,650

	TOTAL CONVERTIBLE CORPORATE BONDS	18,358,082	17,681,969

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.4%
	Health Care — 1.4%
11,225	Invacare Holdings Corp., Ser. A, 9.000%(b)	280,625	280,625

	MANDATORY CONVERTIBLE SECURITIES(c) — 3.2%
	Diversified Industrial — 2.3%
7,000	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	350,000	466,760

	Energy and Utilities: Integrated — 0.9%
5,000	NextEra Energy Inc.,
	6.926%, 09/01/25	234,676	189,150
	TOTAL MANDATORY CONVERTIBLE SECURITIES	584,676	655,910

	COMMON STOCKS — 0.0%
	Health Care — 0.0%
5,023	Invacare Holdings Corp.†(b)	0	50

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$1,150,000	U.S. Treasury Bills,
	5.378% to 5.389%††, 12/14/23 to 12/28/23	1,135,718	1,135,913

	TOTAL INVESTMENTS — 97.6%	$20,359,101	19,754,467

	Other Assets and Liabilities (Net) — 2.4%		475,653

	NET ASSETS — 100.0%		$20,230,120

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.6%
	Air Freight and Logistics — 2.2%
3,479	FedEx Corp.	$799,001	$921,657

	Banking — 2.4%
37,839	Bank of America Corp.	1,159,010	1,036,032

	Business Services — 2.4%
4,440	Visa Inc., Cl. A	914,679	1,021,244

	Commercial Services and Supplies — 0.6%
1,561	Waste Management Inc.	260,305	237,959

	Computer Hardware — 2.4%
5,842	Apple Inc.	895,369	1,000,209

	Computer Software and Services — 10.1%
2,966	Accenture plc, Cl. A	891,632	910,888
7,517	Alphabet Inc., Cl. A†	754,878	983,675
3,356	CACI International Inc., Cl. A†	1,002,185	1,053,549
4,134	Microsoft Corp.	868,439	1,305,310
		3,517,134	4,253,422
	Consumer Products — 3.0%
9,396	Church & Dwight Co. Inc.	763,274	860,955
2,903	The Estee Lauder Companies Inc., Cl. A	755,559	419,629
		1,518,833	1,280,584
	Diversified Industrial — 4.5%
3,937	Eaton Corp. plc	569,259	839,684
5,680	Honeywell International Inc.	976,853	1,049,323
		1,546,112	1,889,007
	Electronics — 2.1%
11,188	Microchip Technology Inc.	837,226	873,223

	Energy and Energy Services — 2.0%
6,565	EOG Resources Inc.	501,830	832,179

	Energy: Integrated — 5.0%
7,213	DTE Energy Co.	758,028	716,107
11,081	NextEra Energy Inc.	379,694	634,830
9,662	WEC Energy Group Inc.	945,823	778,274
		2,083,545	2,129,211
	Energy: Oil — 6.6%
6,466	Chevron Corp.	763,176	1,090,297
6,919	ConocoPhillips	404,761	828,896
7,468	Exxon Mobil Corp.	867,373	878,088
		2,035,310	2,797,281
	Equipment and Supplies — 2.1%
3,576	Danaher Corp.	1,010,047	887,206

	Financial Services — 16.1%
18,113	American International Group Inc.	787,519	1,097,648
4,020	Arthur J. Gallagher & Co.	727,328	916,279
2,383	Berkshire Hathaway Inc., Cl. B†	670,402	834,765
7,468	JPMorgan Chase & Co.	948,628	1,083,009
3,241	The Goldman Sachs Group Inc.	1,090,917	1,048,690
6,815	The Progressive Corp.	926,889	949,330
21,775	Wells Fargo & Co.	893,063	889,726
		6,044,746	6,819,447
			Market
Shares		Cost	Value
	Food and Beverage — 6.1%
2,290	Domino’s Pizza Inc.	$786,701	$867,429
5,031	PepsiCo Inc.	514,629	852,453
4,247	The Hershey Co.	894,606	849,740
		2,195,936	2,569,622
	Health Care — 13.5%
12,490	Abbott Laboratories	1,382,861	1,209,656
4,018	Becton Dickinson & Co.	821,505	1,038,774
11,654	Gilead Sciences Inc.	862,435	873,351
9,044	Johnson & Johnson	1,472,789	1,408,603
2,376	UnitedHealth Group Inc.	671,391	1,197,955
		5,210,981	5,728,339
	Real Estate — 6.8%
6,256	Prologis Inc., REIT	753,868	701,986
2,904	Public Storage, REIT	861,644	765,262
14,192	Ventas Inc., REIT	695,785	597,909
27,451	VICI Properties Inc., REIT	853,731	798,824
		3,165,028	2,863,981
	Retail — 6.9%
4,240	Dollar General Corp.	773,019	448,592
539	O’Reilly Automotive Inc.†	328,718	489,875
2,686	The Home Depot Inc.	410,532	811,602
7,200	Walmart Inc.	981,787	1,151,496
		2,494,056	2,901,565
	Telecommunications — 2.3%
3,545	Motorola Solutions Inc.	933,601	965,091

	Transportation — 1.5%
3,069	Union Pacific Corp.	419,613	624,940

	TOTAL COMMON STOCKS	37,542,362	41,632,199

	SHORT TERM INVESTMENT — 0.1%
	Other Investment Companies — 0.1%
52,354	Dreyfus Treasury Securities Cash Management, 4.990%*	52,354	52,354

	TOTAL INVESTMENTS — 98.7%	$37,594,716	41,684,553

	Other Assets and Liabilities (Net) — 1.3%		552,472

	NET ASSETS — 100.0%		$42,237,025

*	1 day yield as of September 30, 2023.
†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — September 30, 2023

			Market
Shares		Cost	Value
	COMMON STOCKS — 62.6%
	Air Freight and Logistics — 1.4%
1,935	FedEx Corp.	$444,400	$512,620

	Automotive: Parts and Accessories — 0.7%
281	O’Reilly Automotive Inc.†	147,279	255,390

	Banking — 1.5%
19,915	Bank of America Corp.	791,070	545,273

	Business Services — 1.2%
1,881	Visa Inc., Cl. A	394,003	432,649

	Commercial Services and Supplies — 0.5%
1,320	Waste Management Inc.	220,117	201,221

	Computer Hardware — 1.4%
3,005	Apple Inc.	460,451	514,486

	Computer Software and Services — 6.3%
1,508	Accenture plc, Cl. A	406,805	463,122
3,823	Alphabet Inc., Cl. A†	395,787	500,278
1,316	CACI International Inc., Cl. A†	393,386	413,132
1,151	Cadence Design Systems Inc.†	146,499	269,679
2,089	Microsoft Corp.	366,528	659,602
		1,709,005	2,305,813
	Consumer Products — 2.3%
6,066	Church & Dwight Co. Inc.	493,858	555,827
1,872	The Estee Lauder Companies Inc., Cl. A	487,970	270,598
		981,828	826,425
	Consumer Services — 1.0%
2,728	Amazon.com Inc.†	439,221	346,783

	Diversified Industrial — 3.0%
2,624	Eaton Corp. plc	380,242	559,647
2,923	Honeywell International Inc.	542,889	539,995
		923,131	1,099,642
	Electronics — 1.7%
5,727	Microchip Technology Inc.	421,290	446,992
357	Monolithic Power Systems Inc.	124,677	164,934
		545,967	611,926
	Energy and Energy Services — 0.9%
2,618	EOG Resources Inc.	188,272	331,858

	Energy: Integrated — 2.4%
2,530	DTE Energy Co.	266,423	251,178
3,652	NextEra Energy Inc.	130,544	209,223
4,931	WEC Energy Group Inc.	487,008	397,192
		883,975	857,593
	Energy: Oil — 3.5%
3,090	Chevron Corp.	388,657	521,036
2,559	ConocoPhillips	170,424	306,568
3,935	Exxon Mobil Corp.	457,032	462,677
		1,016,113	1,290,281
	Equipment and Supplies — 1.8%
2,333	Amphenol Corp., Cl. A	141,764	195,949
1,842	Danaher Corp.	526,572	457,000
		668,336	652,949
			Market
Shares		Cost	Value
	Financial Services — 10.1%
10,953	American International Group Inc.	$504,154	$663,752
2,054	Arthur J. Gallagher & Co.	373,237	468,168
1,228	Berkshire Hathaway Inc., Cl. B†	348,624	430,168
3,796	JPMorgan Chase & Co.	491,626	550,496
1,764	The Goldman Sachs Group Inc.	605,171	570,777
3,822	The Progressive Corp.	521,879	532,405
11,003	Wells Fargo & Co.	451,268	449,583
		3,295,959	3,665,349
	Food and Beverage — 2.1%
1,919	PepsiCo Inc.	211,222	325,155
2,185	The Hershey Co.	460,262	437,175
		671,484	762,330
	Health Care — 8.4%
6,304	Abbott Laboratories	693,765	610,542
2,603	Becton Dickinson & Co.	551,006	672,954
5,926	Gilead Sciences Inc.	450,035	444,095
4,708	Johnson & Johnson	778,728	733,271
1,201	UnitedHealth Group Inc.	325,886	605,532
		2,799,420	3,066,394
	Real Estate — 4.1%
3,232	Prologis Inc., REIT	397,743	362,663
1,489	Public Storage, REIT	442,724	392,381
7,273	Ventas Inc., REIT	355,985	306,411
14,778	VICI Properties Inc., REIT	460,919	430,040
		1,657,371	1,491,495
	Retail — 5.2%
2,146	Dollar General Corp.	397,286	227,047
1,428	Domino’s Pizza Inc.	489,699	540,912
1,506	The Home Depot Inc.	253,149	455,053
4,150	Walmart Inc.	566,674	663,709
		1,706,808	1,886,721
	Semiconductors — 0.7%
574	NVIDIA Corp.	84,891	249,684

	Telecommunications — 1.4%
1,836	Motorola Solutions Inc.	483,662	499,833

	Transportation — 1.0%
1,717	Union Pacific Corp.	257,811	349,633

	TOTAL COMMON STOCKS	20,770,574	22,756,348

Principal
Amount
	CORPORATE BONDS — 31.0%
	Aerospace — 0.7%
$255,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	4.450%, 10/01/25	264,974	245,577

	Banking — 2.0%
750,000	Fifth Third Bancorp,
	2.375%, 01/28/25	749,945	712,491

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2023

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Computer Hardware — 0.8%
$295,000	Dell International LLC/EMC Corp.,
	5.750%, 02/01/33	$293,316	$286,909

	Computer Software and Services — 1.7%
250,000	Cloud Software Group Inc.,
	6.500%, 03/31/29	227,180	221,345
	Oracle Corp.
240,000	6.250%, 11/09/32	240,418	243,165
135,000	6.900%, 11/09/52	135,545	139,296
		603,143	603,806
	Consumer Products — 0.5%
200,000	G-III Apparel Group Ltd.,
	7.875%, 08/15/25	195,771	199,207

	Diversified Industrial — 1.7%
510,000	Cabot Corp.,
	4.000%, 07/01/29	509,062	462,174
191,000	Jabil Inc.,
	1.700%, 04/15/26	191,200	171,703
		700,262	633,877
	Energy and Energy Services — 2.7%
250,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	6.000%, 02/01/29	238,004	241,573
	Energy Transfer LP
330,000	7.125% (a)(b)	282,150	284,701
235,000	6.250%, 04/15/49	273,670	216,140
260,000	Plains All American Pipeline LP/PAA Finance Corp.,
	3.800%, 09/15/30	270,775	223,554
		1,064,599	965,968
	Energy: Oil — 2.3%
10,000	Civitas Resources Inc.,
	8.375%, 07/01/28	10,000	10,188
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	99,120	95,149
275,000	MPLX LP,
	2.650%, 08/15/30	274,159	222,270
395,000	Petroleos Mexicanos,
	6.700%, 02/16/32	397,205	293,559
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,530	214,681
		1,038,014	835,847
	Financial Services — 6.5%
210,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 3.26%),
	6.992%, 06/13/29(a)	210,058	205,688
500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%),
	2.572%, 10/20/32(a)	486,749	384,573
500,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	492,018	450,178
405,000	Blue Owl Capital Corp.,
	3.400%, 07/15/26	404,764	363,501
Principal			Market
Amount		Cost	Value
$500,000	Citigroup Inc.,
	(U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(a)	$494,544	$453,967
370,000	HSBC Holdings plc,
	(U.S. Secured Overnight Financing Rate + 3.03%),
	7.336%, 11/03/26(a)	370,000	377,945
175,000	Lincoln National Corp.,
	3.400%, 03/01/32	140,795	137,768
		2,598,928	2,373,620
	Food and Beverage — 1.3%
250,000	Pilgrim’s Pride Corp.,
	6.250%, 07/01/33	247,798	234,893
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	386,863	246,125
		634,661	481,018
	Health Care — 1.5%
375,000	Amgen Inc.,
	2.200%, 02/21/27	377,410	336,975
250,000	CHS/Community Health Systems Inc.,
	5.250%, 05/15/30	205,422	190,778
		582,832	527,753
	Real Estate — 3.0%
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,859	126,467
200,000	Iron Mountain Inc.,
	5.000%, 07/15/28	184,562	182,159
355,000	Kimco Realty OP LLC,
	4.600%, 02/01/33	315,240	315,386
250,000	MPT Operating Partnership LP/MPT Finance Corp.,
	4.625%, 08/01/29	192,969	177,460
265,000	Realty Income Corp.,
	2.850%, 12/15/32	275,799	207,283
113,000	Vornado Realty LP,
	3.400%, 06/01/31	113,151	82,046
		1,231,580	1,090,801
	Retail — 2.3%
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,366	150,594
800,000	CVS Health Corp.,
	3.250%, 08/15/29	808,086	700,448
		1,006,452	851,042
	Semiconductors — 1.3%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	262,718	208,443
275,000	NXP BV/NXP Funding LLC/ NXP USA Inc.,
	5.000%, 01/15/33	274,035	253,257
		536,753	461,700

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2023

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Telecommunications — 0.4%
$270,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
	3.700%, 04/01/51	$277,420	$157,141

	Transportation — 2.3%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	871,646	834,316

	TOTAL CORPORATE BONDS	12,650,296	11,261,073

	CONVERTIBLE CORPORATE BONDS — 0.8%
	Health Care — 0.8%
325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	360,256	295,750

	U.S. GOVERNMENT OBLIGATIONS — 4.8%
	U.S. Treasury Bonds — 4.4%
450,000	2.500%, 02/15/45	410,364	305,411
700,000	2.500%, 05/15/46	700,085	468,481
350,000	2.250%, 08/15/46	368,184	221,737
350,000	1.875%, 02/15/51	320,808	195,877
70,000	2.250%, 02/15/52	60,091	42,905
505,000	3.000%, 08/15/52	418,383	367,664
		2,277,915	1,602,075
	U.S. Treasury Notes — 0.4%
165,000	4.125%, 11/15/32	174,089	159,186

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,452,004	1,761,261

Shares
	SHORT TERM INVESTMENT — 0.5%
	Other Investment Companies — 0.5%
168,238	Dreyfus Treasury Securities Cash Management, 4.990%*	168,238	168,238

	TOTAL INVESTMENTS — 99.7%	$36,401,368	36,242,670

	Other Assets and Liabilities (Net) — 0.3%		100,544

	NET ASSETS — 100.0%		$36,343,214

†	Non-income producing security.
(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2023.
(b)	Security is perpetual and has no stated maturity date.
*	1 day yield as of September 30, 2023.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

September 30, 2023

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $231,892,992, $53,232,701, and $20,359,101, respectively)	$356,708,853	$67,933,097	$19,754,467
Investments in affiliates, at value (Cost $9,570,971)	23,952,438	—	—
Cash	3,901	36,175	2,381
Foreign currency, at value (Cost $26,373)	26,234	—	—
Receivable for Fund shares sold	1,207,831	47,909	101
Receivable for investments sold	862,306	206,568	456,696
Receivable from Adviser	—	31,144	10,702
Dividends and interest receivable	280,233	41,453	111,051
Prepaid expenses	14,047	20,401	19,242
Total Assets	383,055,843	68,316,747	20,354,640

Liabilities:
Payable for investments purchased	151,870	—	—
Payable for Fund shares redeemed	294,747	118,279	37,068
Payable for investment advisory fees	311,286	57,483	17,795
Payable for distribution fees	48,168	5,092	2,518
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	12,110	623	9,138
Payable for legal and audit fees	56,230	39,838	30,808
Payable for shareholder communications expenses	86,384	1,203	11,799
Payable for shareholder services fees	139,688	4,921	10,826
Other accrued expenses	5,273	3,422	4,568
Total Liabilities	1,113,256	238,361	124,520
Net Assets	$381,942,587	$68,078,386	$20,230,120

Net Assets Consist of:
Paid-in capital	$186,524,252	$52,047,138	$21,256,426
Total distributable earnings/(accumulated loss)	195,418,335	16,031,248	(1,026,306)
Net Assets	$381,942,587	$68,078,386	$20,230,120

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$82,961,523	$7,599,344	$3,351,878
Shares of beneficial interest outstanding	3,977,553	331,681	296,451
Net Asset Value, offering, and redemption price per share	$20.86	$22.91	$11.31
Class A:
Net assets	$71,537,522	$7,125,438	$2,242,938
Shares of beneficial interest outstanding	3,652,361	331,904	190,566
Net Asset Value and redemption price per share	$19.59	$21.47	$11.77
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$20.41	$22.36	$12.26
Class C:
Net assets	$18,011,684	$2,348,478	$1,533,857
Shares of beneficial interest outstanding	1,144,011	135,764	120,801
Net Asset Value and offering price per share (a)	$15.74	$17.30	$12.70
Class I:
Net assets	$209,431,858	$51,005,126	$13,101,447
Shares of beneficial interest outstanding	9,629,251	2,124,409	1,154,593
Net Asset Value, offering, and redemption price per share	$21.75	$24.01	$11.35

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

September 30, 2023

	Equity Fund	Balanced Fund
Assets:
Investments, at value (Cost $37,594,716 and $36,401,368, respectively)	$41,684,553	$36,242,670
Cash	—	7,966
Receivable for Fund shares sold	783	150
Receivable for investments sold	592,074	—
Dividends and interest receivable	38,064	170,958
Prepaid expenses	16,202	17,502
Total Assets	42,331,676	36,439,246

Liabilities:
Payable to bank	302	—
Payable for Fund shares redeemed	2,584	6,239
Payable for investment advisory fees	35,871	23,079
Payable for distribution fees	8,720	7,644
Payable for custodian fees	1,671	10,063
Payable for legal and audit fees	31,157	31,041
Payable for shareholder communications expenses	3,078	6,936
Payable for shareholder services fees	7,592	7,363
Other accrued expenses	3,676	3,667
Total Liabilities	94,651	96,032
Net Assets	$42,237,025	$36,343,214

Net Assets Consist of:
Paid-in capital	$36,166,432	$35,749,914
Total distributable earnings	6,070,593	593,300
Net Assets	$42,237,025	$36,343,214

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$40,346,406	$27,932,498
Shares of beneficial interest outstanding	3,825,524	2,991,970
Net Asset Value, offering, and redemption price per share	$10.55	$9.34
Class A:
Net assets	$688,310	$4,812,504
Shares of beneficial interest outstanding	65,306	510,813
Net Asset Value and redemption price per share	$10.54	$9.42
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$10.98	$9.81
Class C:
Net assets	$10,778	$883,835
Shares of beneficial interest outstanding	1,145	92,507
Net Asset Value and offering price per share (a)	$9.41	$9.55
Class I:
Net assets	$1,191,531	$2,714,377
Shares of beneficial interest outstanding	113,504	291,363
Net Asset Value, offering, and redemption price per share	$10.50	$9.32

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Year Ended September 30, 2023

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $52,720, $0, and $0, respectively)	$6,513,810	$1,015,439	$82,024
Dividends - affiliated	633,966	—	—
Interest	230,473	251,801	855,799
Total Investment Income	7,378,249	1,267,240	937,823

Expenses:
Investment advisory fees	4,320,411	672,983	305,039
Distribution fees - Class AAA	225,748	19,550	9,595
Distribution fees - Class A	190,524	17,782	7,087
Distribution fees - Class C	232,732	24,809	24,137
Accounting fees	45,000	45,000	—
Custodian fees	75,463	13,557	12,841
Legal and audit fees	82,317	39,045	27,484
Registration expenses	65,883	53,702	57,787
Shareholder communications expenses	187,077	35,278	29,835
Shareholder services fees	478,281	22,583	19,677
Trustees’ fees	103,181	15,620	7,540
Interest expense	60,982	—	4,345
Miscellaneous expenses	41,271	13,195	15,201
Total Expenses	6,108,870	973,104	520,568

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(235,115)	(199,238)
Custodian fee credits	(558)	(972)	—
Advisory fee reduction on unsupervised assets (See Note 3)	(159,583)	—	—
Expenses paid indirectly by broker (See Note 6)	(7,002)	(1,893)	(1,631)
Total Reimbursements, Waivers, Reductions, and Credits	(167,143)	(237,980)	(200,869)
Net Expenses	5,941,727	735,124	319,699
Net Investment Income	1,436,522	532,116	618,124

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments - unaffiliated	70,833,415	930,537	(7,481)
Net realized loss on investments - affiliated	(444,365)	—	—
Net realized gain on redemptions in-kind	3,330,066	—	—
Net realized loss on foreign currency transactions	(3,542)	—	—
Net realized gain/(loss) on investments and foreign currency transactions	73,715,574	930,537	(7,481)
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(14,840,740)	4,291,987	735,173
on investments - affiliated	3,251,080	—	—
on foreign currency translations	2,489	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(11,587,171)	4,291,987	735,173
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency.	62,128,403	5,222,524	727,692
Net Increase in Net Assets Resulting from Operations	$63,564,925	$5,754,640	$1,345,816

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Year Ended September 30, 2023

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $724 and $365, respectively)	$945,236	$510,757
Interest	27,868	543,808
Total Investment Income	973,104	1,054,565

Expenses:
Investment advisory fees	453,517	299,139
Distribution fees - Class AAA	107,600	77,049
Distribution fees - Class A	1,924	13,462
Distribution fees - Class C	175	7,075
Custodian fees	12,702	17,137
Legal and audit fees	29,271	28,810
Registration expenses	55,626	56,148
Shareholder communications expenses	27,791	37,915
Shareholder services fees	28,006	22,904
Trustees’ fees	10,810	9,564
Miscellaneous expenses	12,937	12,825
Total Expenses	740,359	582,028

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 6)	(1,709)	(1,660)
Total Reimbursements, Waivers, Reductions, and Credits	(1,709)	(1,660)
Net Expenses	738,650	580,368
Net Investment Income	234,454	474,197

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	1,749,578	842,419
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	1,749,578	842,419
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	2,575,378	2,549,519
on investments - affiliated	—	—
on foreign currency translations	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,575,378	2,549,519
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,324,956	3,391,938
Net Increase in Net Assets Resulting from Operations	$4,559,410	$3,866,135

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

For the Year Ended September 30,

	Mighty Mites Fund
	2023	2022
Operations:
Net investment income	$1,436,522	$3,581,218
Net realized gain/(loss) on investments and foreign currency transactions	70,385,508	62,709,055
Net realized gain on redemptions in-kind	3,330,066	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(11,587,171)	(190,191,685)
Net Increase/(Decrease) in Net Assets Resulting from Operations	63,564,925	(123,901,412)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(11,164,408)	(17,928,539)
Class A	(9,626,296)	(14,451,631)
Class C	(3,076,929)	(8,098,122)
Class I	(33,844,855)	(55,813,204)
Total Distributions to Shareholders	(57,712,488)	(96,291,496)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	2,567,651	2,012,736
Class A	9,925,813	15,999,365
Class C	898,544	1,551,151
Class I	29,415,843	54,885,767
	42,807,851	74,449,019
Proceeds from reinvestment of distributions
Class AAA	10,872,699	17,443,390
Class A	8,304,405	12,321,803
Class C	3,034,798	7,915,476
Class I	25,597,381	42,778,029
	47,809,283	80,458,698
Cost of shares redeemed
Class AAA	(16,254,457)	(23,585,285)
Class A	(19,023,694)	(21,549,703)
Class C	(11,957,744)	(16,228,511)
Class I	(113,755,096)	(118,489,528)
	(160,990,991)	(179,853,027)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(70,373,857)	(24,945,310)
Redemption Fees	14	92
Net Increase/(Decrease) in Net Assets	(64,521,406)	(245,138,126)

Net Assets:
Beginning of year	446,463,993	691,602,119
End of year	$381,942,587	$446,463,993

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

For the Year Ended September 30,

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
2023	2022	2023	2022	2023	2022	2023	2022

$532,116	$211,324	$618,124	$158,446	$234,454	$163,572	$474,197	$338,482
930,537	862,602	(7,481)	4,148,819	1,749,578	3,254,320	842,419	2,687,251
—	—	—	—	—	—	—	—
4,291,987	(9,548,343)	735,173	(19,338,974)	2,575,378	(7,405,186)	2,549,519	(9,466,909)
5,754,640	(8,474,417)	1,345,816	(15,031,709)	4,559,410	(3,987,294)	3,866,135	(6,441,176)

(123,982)	(554,225)	(466,866)	(636,750)	(3,192,830)	(8,020,288)	(2,418,152)	(4,929,390)
(109,934)	(347,566)	(360,197)	(498,218)	(59,410)	(156,056)	(424,683)	(1,035,383)
(24,161)	(165,125)	(293,965)	(464,204)	(1,829)	(6,584)	(45,380)	(140,721)
(760,837)	(2,017,134)	(3,107,468)	(5,413,759)	(155,555)	(501,478)	(254,204)	(519,861)
(1,018,914)	(3,084,050)	(4,228,496)	(7,012,931)	(3,409,624)	(8,684,406)	(3,142,419)	(6,625,355)

865,822	1,054,137	19,834	88,247	370,604	425,506	310,927	2,226,513
1,962,608	1,708,695	71,017	147,636	8,069	60,016	53,827	533,899
1,295,436	558,507	77,098	225,406	—	—	547,576	40,280
31,333,039	17,236,350	2,413,963	7,394,638	143,768	402,781	513,313	1,353,558
35,456,905	20,557,689	2,581,912	7,855,927	522,441	888,303	1,425,643	4,154,250

122,746	541,864	463,757	629,125	3,077,989	7,709,509	2,350,696	4,796,641
109,733	347,178	357,689	495,471	57,984	150,622	411,206	1,020,834
24,161	165,125	293,074	457,033	1,829	6,584	45,380	128,224
760,165	2,009,732	3,105,507	5,411,447	151,069	491,374	254,204	519,861
1,016,805	3,063,899	4,220,027	6,993,076	3,288,871	8,358,089	3,061,486	6,465,560

(1,406,921)	(2,330,166)	(827,310)	(1,332,275)	(5,212,589)	(4,790,697)	(6,764,738)	(5,835,794)
(1,372,741)	(420,524)	(1,334,485)	(965,187)	(186,950)	(126,070)	(1,467,058)	(2,348,492)
(1,099,150)	(628,421)	(1,941,151)	(1,253,508)	(16,324)	(10,344)	(202,014)	(667,301)
(18,625,991)	(10,669,255)	(19,206,360)	(23,250,701)	(1,096,522)	(1,300,787)	(1,323,937)	(1,313,213)
(22,504,803)	(14,048,366)	(23,309,306)	(26,801,671)	(6,512,385)	(6,227,898)	(9,757,747)	(10,164,800)
13,968,907	9,573,222	(16,507,367)	(11,952,668)	(2,701,073)	3,018,494	(5,270,618)	455,010
1,905	—	—	—	—	—	—	—
18,706,538	(1,985,245)	(19,390,047)	(33,997,308)	(1,551,287)	(9,653,206)	(4,546,902)	(12,611,521)

49,371,848	51,357,093	39,620,167	73,617,475	43,788,312	53,441,518	40,890,116	53,501,637
$68,078,386	$49,371,848	$20,230,120	$39,620,167	$42,237,025	$43,788,312	$36,343,214	$40,890,116

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)	Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2023	$20.74	$0.05	$2.86	$2.91	$(0.13)	$(2.66)	$(2.79)	$0.00	$20.86	14.10%	$82,962	0.23%	1.48%	1.51%	2%
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50	1.41	1.43	3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)	1.43	1.44	2
2019	28.86	(0.03)	(2.28)	(2.31)	—	(0.97)	(0.97)	0.00	25.58	(8.00)	156,267	(0.11)	1.41	1.41	8
Class A
2023	$19.49	$0.05	$2.69	$2.74	$(0.14)	$(2.50)	$(2.64)	$0.00	$19.59	14.10%	$71,537	0.24%	1.48%	1.51%	2%
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48	1.41	1.43	3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)	1.68	1.69	2
2019	27.75	(0.09)	(2.20)	(2.29)	—	(0.97)	(0.97)	0.00	24.49	(8.26)	75,977	(0.35)	1.66	1.66	8
Class C
2023	$15.67	$(0.09)	$2.17	$2.08	$—	$(2.01)	$(2.01)	$0.00	$15.74	13.23%	$18,012	(0.52)%	2.23%	2.26%	2%
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)	2.16	2.18	3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)	2.18	2.19	2
2019	24.32	(0.18)	(1.93)	(2.11)	—	(0.97)	(0.97)	0.00	21.24	(8.70)	108,356	(0.85)	2.16	2.16	8
Class I
2023	$21.63	$0.11	$2.99	$3.10	$(0.20)	$(2.78)	$(2.98)	$0.00	$21.75	14.38%	$209,432	0.48%	1.23%	1.26%	2%
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74	1.16	1.18	3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)	1.18	1.19	2
2019	29.57	0.04	(2.35)	(2.31)	—	(0.97)	(0.97)	0.00	26.29	(7.80)	625,116	0.15	1.16	1.16	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the fiscal years ended September 30, 2023, 2022, 2021, and 2020. For the fiscal year ended September 30, 2019, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2023	$20.74	$0.14	$2.39	$2.53	$(0.08)		$(0.28)	$(0.36)		$0.00	$22.91	12.17%	$7,599	0.63%	1.25%	1.60%	17%
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23	1.25	1.64	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.25	1.64	21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26	1.25	1.70	18
2019	21.49	0.06	(1.28)	(1.22)	—		(2.30)	(2.30)		0.00	17.97	(5.56)	7,758	0.33	1.25	1.64	35
Class A
2023	$19.45	$0.14	$2.23	$2.37	$(0.09)		$(0.26)	$(0.35)		$0.00	$21.47	12.17%	$7,125	0.63%	1.25%	1.60%	17%
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25	1.25	1.65	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.27	1.65	21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02	1.50	1.95	18
2019	20.48	0.01	(1.21)	(1.20)	—		(2.30)	(2.30)		0.00	16.98	(5.75)	4,440	0.08	1.50	1.89	35
Class C
2023	$15.73	$(0.02)	$1.80	$1.78	$—		$(0.21)	$(0.21)		$0.00	$17.30	11.29%	$2,349	(0.12)%	2.00%	2.35%	17%
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)	2.00	2.39	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.00	2.39	21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)	2.00	2.45	18
2019	17.69	(0.06)	(1.05)	(1.11)	—		(2.30)	(2.30)		0.00	14.28	(6.21)	3,164	(0.41)	2.00	2.39	35
Class I
2023	$21.74	$0.21	$2.49	$2.70	$(0.14)		$(0.29)	$(0.43)		$0.00	$24.01	12.41%	$51,005	0.88%	1.00%	1.35%	17%
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49	1.00	1.39	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.00	1.39	21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52	1.00	1.45	18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.27)	23,307	0.60	1.00	1.39	35

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2023	$12.54	$0.24	$0.02	$0.26	$(0.32)	$(1.17)	$(1.49)	$—	$11.31	1.84%	$3,352	1.98%	1.16%	1.82%	36%
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16	1.15	1.62	39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12	1.15	1.62	62
2019	13.98	0.13	0.51	0.64	(0.23)	(0.53)	(0.76)	—	13.86	5.08	5,168	1.00	1.15	1.66	28
Class A
2023	$13.04	$0.25	$0.02	$0.27	$(0.32)	$(1.22)	$(1.54)	$—	$11.77	1.80%	$2,243	1.95%	1.16%	1.82%	36%
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16	1.15	1.62	39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86	1.40	1.87	62
2019	14.43	0.10	0.53	0.63	(0.20)	(0.53)	(0.73)	—	14.33	4.81	4,821	0.76	1.40	1.91	28
Class C
2023	$14.04	$0.16	$0.03	$0.19	$(0.22)	$(1.31)	$(1.53)	$—	$12.70	1.06%	$1,534	1.16%	1.91%	2.57%	36%
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)	1.90	2.37	39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37	1.90	2.37	62
2019	15.36	0.04	0.56	0.60	(0.13)	(0.53)	(0.66)	—	15.30	4.30	4,246	0.26	1.90	2.41	28
Class I
2023	$12.59	$0.26	$0.02	$0.28	$(0.35)	$(1.17)	$(1.52)	$—	$11.35	2.05%	$13,101	2.14%	0.91%	1.57%	36%
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39	0.90	1.37	39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36	0.90	1.37	62
2019	14.03	0.18	0.49	0.67	(0.26)	(0.53)	(0.79)	—	13.91	5.33	36,402	1.32	0.90	1.41	28

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.17% (Class AAA and Class A), 1.92% (Class C), and 0.92% (Class I), respectively. For the fiscal years ended September 30, 2022, 2021, 2020, and 2019 there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Equity Fund
Class AAA
2023	$10.28	$0.05		$1.03	$1.08	$(0.04)		$(0.77)	$(0.81)	$10.55	10.23%	$40,346	0.51%	1.64%	44%
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30	1.64	50
2021	11.02	0.00	(c)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00 (d)	1.64	66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70	1.63	46
2019	13.94	0.10		0.54	0.64	(0.09)		(1.83)	(1.92)	12.66	5.84	50,849	0.80	1.64	28
Class A
2023	$10.27	$0.06		$1.02	$1.08	$(0.04)		$(0.77)	$(0.81)	$10.54	10.22%	$688	0.51%	1.64%	44%
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.27	(8.76)	788	0.29	1.64	50
2021	10.99	0.00	(c)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)	1.67	66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45	1.88	46
2019	13.90	0.07		0.54	0.61	(0.05)		(1.83)	(1.88)	12.63	5.59	1,366	0.56	1.89	28
Class C
2023	$9.21	$(0.03)		$0.92	$0.89	$—		$(0.69)	$(0.69)	$9.41	9.37%	$11	(0.28)%	2.39%	44%
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)	2.39	50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)	2.39	66
2020	11.76	(0.00	)(c)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)	2.38	46
2019	13.09	0.00	(c)	0.50	0.50	—		(1.83)	(1.83)	11.76	4.99	104	0.04	2.39	28
Class I
2023	$10.23	$0.08		$1.03	$1.11	$(0.07)		$(0.77)	$(0.84)	$10.50	10.54%	$1,192	0.74%	1.39%	44%
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56	1.39	50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25	1.39	66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96	1.38	46
2019	13.91	0.13		0.53	0.66	(0.12)		(1.83)	(1.95)	12.62	6.08	3,954	1.06	1.39	28

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Balanced Fund
Class AAA
2023	$9.20	$0.11	$0.77	$0.88	$(0.12)	$(0.62)	$(0.74)	$9.34	9.57%	$27,932	1.18%	1.46%	39%
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68	1.41	46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41	65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95	1.42	57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.44	44,638	1.15	1.37	44
Class A
2023	$9.28	$0.11	$0.77	$0.88	$(0.12)	$(0.62)	$(0.74)	$9.42	9.54%	$4,813	1.18%	1.46%	39%
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66	1.41	46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43	65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70	1.67	57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.13	9,553	0.89	1.62	44
Class C
2023	$9.43	$0.04	$0.78	$0.82	$(0.07)	$(0.63)	$(0.70)	$9.55	8.67%	$884	0.45%	2.21%	39%
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)	2.16	46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16	65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20	2.17	57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.58	2,195	0.40	2.12	44
Class I
2023	$9.18	$0.14	$0.77	$0.91	$(0.15)	$(0.62)	$(0.77)	$9.32	9.86%	$2,714	1.43%	1.21%	39%
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93	1.16	46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16	65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19	1.17	57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.63	3,734	1.40	1.12	44

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 09/30/23
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$18,422,585	$8	—		$18,422,593
Aviation: Parts and Services	13,217,903	376,362	—		13,594,265
Building and Construction	8,275,030	7,652,269	—		15,927,299
Business Services	7,534,873	0	$391,960		7,926,833
Consumer Products	10,496,270	—	1		10,496,271
Consumer Services	1,309,875	269,133	—		1,579,008
Diversified Industrial	44,230,673	2,766,821	—		46,997,494
Financial Services	39,945,222	519,263	55,000		40,519,485
Food and Beverage	8,779,693	146,018	—		8,925,711
Manufactured Housing and Recreational Vehicles	9,881,737	3,203,021	—		13,084,758
Paper and Forest Products	—	45,612	—		45,612
Real Estate	4,952,794	1,862,796	765		6,816,355
Specialty Chemicals	7,154,079	—	0		7,154,079
Other Industries (a)	177,887,758	—	—		177,887,758
Total Common Stocks	352,088,492	16,841,303	447,726		369,377,521
Preferred Stocks (a)	501,079	—	—		501,079
Rights (a)	32,100	197,595	0		229,695
Warrants (a)	33,345	50,307	652		84,304
U.S. Government Obligations	—	10,468,692	—		10,468,692
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$352,655,016	$27,557,897	$448,378	(b)	$380,661,291

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$64,065,603	—	—		$64,065,603
U.S. Government Obligations	—	$3,867,494	—		3,867,494
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$64,065,603	$3,867,494	—		$67,933,097

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$17,681,969	$0		$17,681,969
Convertible Preferred Stocks (c)	—	—	280,625		280,625
Mandatory Convertible Securities (c)	$655,910	—	—		655,910
Common Stocks (c)	—	—	50		50
U.S. Government Obligations	—	1,135,913	—		1,135,913
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$655,910	$18,817,882	$280,675	(b)	$19,754,467

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/23
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$41,632,199	—	—	$41,632,199
Short Term Investment	52,354	—	—	52,354
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,684,553	—	—	$41,684,553

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$22,756,348	—	—	$22,756,348
Corporate Bonds (c)	—	$11,261,073	—	11,261,073
Convertible Corporate Bonds (c)	—	295,750	—	295,750
U.S. Government Obligations	—	1,761,261	—	1,761,261
Short Term Investment	168,238	—	—	168,238
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,924,586	$13,318,084	—	$36,242,670

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Convertible Securities Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/22	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/23	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/23†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	—	—	—	$50	—	—	—	—	$50	$50
Convertible Corporate Bonds (a)	—	—	—	—	$0	—	—	—	0	—
Convertible Preferred Stocks (a)	—	—	—	—	280,625	—	—	—	280,625	—
TOTAL INVESTMENTS IN SECURITIES	—	—	—	$50	$280,625	—	—	—	$280,675	$50

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the fiscal year ended September 30, 2023, the Convertible Securities Fund did not have transfers into or out of level 3.

At September 30, 2023, the total value of Level 3 for the Mighty Mites Fund was less than 1% of total net assets and there were no Level 3 investments held for the SmallCap Equity Fund, Equity Fund, and Balanced Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from

TETON Westwood Funds

Notes to Financial Statements (Continued)

major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the fiscal year ended September 30, 2023, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they

TETON Westwood Funds

Notes to Financial Statements (Continued)

satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of September 30, 2023, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2023, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the redemptions in-kind and premiums amortization, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

For the fiscal year ended September 30, 2023, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital:

	Accumulated Earnings/ (Losses)	Paid-in Capital
Mighty Mites Fund	$(13,368,695)	$13,368,695

TETON Westwood Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal years ended September 30, 2023 and 2022 was as follows:

	Mighty Mites Fund				SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30,				Year Ended September 30,		Year Ended September 30,
	2023		2022		2023	2022	2023	2022
Ordinary income (inclusive of short term capital gains)	$3,485,946		$3,413,588		$304,228	$440,131	$743,998	$2,901,646
Net long term capital gains	64,307,540		100,784,565		714,686	2,643,919	3,484,498	4,111,285
Total distributions paid	$67,793,486	*	$104,198,153	*	$1,018,914	$3,084,050	$4,228,496	$7,012,931

	Equity Fund		Balanced Fund
	Year Ended September 30,		Year Ended September 30,
	2023	2022	2023	2022
Ordinary income (inclusive of short term capital gains)	$149,117	$1,834,685	$488,569	$2,359,741
Net long term capital gains	3,260,507	6,849,721	2,653,850	4,265,614
Total distributions paid	$3,409,624	$8,684,406	$3,142,419	$6,625,355

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mighty Mites	SmallCap	Convertible
	Fund	Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Undistributed ordinary income (inclusive of short term capital gains)	$1,196,248	$405,254	$14,844	$245,681	$—
Undistributed long term capital gain	58,042,331	926,577	—	1,736,697	763,149
Accumulated capital loss carryforward	—	—	(318,006)	—	—
Unrealized appreciation/depreciation	136,179,756	14,699,417	(723,144)	4,088,215	(169,849)
Total accumulated earnings	$195,418,335	$16,031,248	$(1,026,306)	$6,070,593	$593,300

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. Convertible Securities Fund has a short term capital loss carryforward with no expiration of $20,822 and a long term capital loss carryforward with no expiration of $297,184.

At September 30, 2023, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, premium amortization, and basis adjustments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at September 30, 2023:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$244,478,011	$53,233,680	$20,477,611	$37,596,338	$36,412,519
Gross unrealized appreciation	$166,986,982	$17,563,082	$723,232	$5,856,697	$3,292,041
Gross unrealized depreciation	(30,803,702)	(2,863,665)	(1,446,376)	(1,768,482)	(3,461,890)
Net unrealized appreciation/depreciation	$136,183,280	$14,699,417	$(723,144)	$4,088,215	$(169,849)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of September 30, 2023, the Adviser has reviewed all

TETON Westwood Funds

Notes to Financial Statements (Continued)

open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2023, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its advisory fee with respect to such securities by $159,583.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31,2024. For the fiscal year ended September 30, 2023, the respective Advisers waived fees or reimbursed expenses in the amounts of $235,115 and $199,238 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay the Adviser for a period of two and three fiscal years, respectively, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of September 30, 2023, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2022, expiring September 30, 2024	For the year ended September 30, 2023, expiring September 30, 2025	Total
SmallCap Equity Fund	$217,384	$235,115	$452,499

	For the year ended September 30, 2021, expiring September 30, 2024	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	Total
Convertible Securities Fund	$324,715	$271,186	$199,238	$795,139

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

TETON Westwood Funds

Notes to Financial Statements (Continued)

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2023, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$9,936,407	$147,500,396	—	—
SmallCap Equity Fund	25,950,222	10,424,261	—	—
Convertible Securities Fund	10,743,709	30,809,944	—	—
Equity Fund	19,465,455	25,094,611	—	—
Balanced Fund	13,981,883	20,861,450	$1,363,879	$2,469,133

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2023 the Mighty Mites Fund realized net gain of $3,330,066 on $5,113,100 of redemptions-in-kind, including cash of $152,957.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2023, the Mighty Mites Fund paid $22,099 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,999 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2023, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,002, $1,893, $1,631, $1,709, and $1,660, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the fiscal year ended September 30, 2023, the Mighty Mites Fund and SmallCap Equity Fund accrued $45,000 and $45,000 in connection with the cost of computing these Funds’ NAVs.

During the fiscal year ended September 30, 2023, the Mighty Mites Fund engaged in sales transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $572,586 in sales transactions.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the fiscal years ended September 30, 2023 and 2022 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Class AAA
Shares sold	119,158	78,974	36,907	41,591	1,655	6,071
Shares issued upon reinvestment of distributions	522,977	647,250	5,284	21,468	39,294	38,447
Shares redeemed	(759,003)	(921,647)	(62,432)	(93,383)	(68,660)	(87,386)
Net decrease in Class AAA Shares	(116,868)	(195,423)	(20,241)	(30,324)	(27,711)	(42,868)

Class A
Shares sold	491,661	655,965	91,215	74,532	5,434	9,989
Shares issued upon reinvestment of distributions	425,431	486,643	5,040	14,668	29,135	29,152
Shares redeemed	(950,241)	(901,365)	(63,555)	(18,597)	(106,219)	(63,380)
Net increase/(decrease) in Class A Shares	(33,149)	241,243	32,700	70,603	(71,650)	(24,239)

Class C
Shares sold	55,227	77,977	74,916	30,768	5,365	12,129
Shares issued upon reinvestment of distributions	192,198	386,309	1,369	8,578	22,140	24,726
Shares redeemed	(734,904)	(838,946)	(63,314)	(33,469)	(141,500)	(77,445)
Net increase/(decrease) in Class C Shares	(487,479)	(374,660)	12,971	5,877	(113,995)	(40,590)

Class I
Shares sold	1,334,886	2,043,336	1,286,692	669,250	195,549	477,793
Shares issued upon reinvestment of distributions	1,183,420	1,525,607	31,295	76,155	262,026	329,964
Shares redeemed in-kind	(235,627)	—	—	—	—	—
Shares redeemed	(4,867,869)	(4,581,699)	(772,594)	(417,053)	(1,594,068)	(1,569,187)
Net increase/(decrease) in Class I Shares	(2,585,190)	(1,012,756)	545,393	328,352	(1,136,493)	(761,430)

	Equity Fund		Balanced Fund
	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2023	Year Ended September 30, 2022
Class AAA
Shares sold	34,310	35,819	32,484	209,102
Shares issued upon reinvestment of distributions	282,384	654,457	249,096	434,985
Shares redeemed	(487,335)	(394,206)	(713,834)	(538,770)
Net increase/(decrease) in Class AAA Shares	(170,641)	296,070	(432,254)	105,317

Class A
Shares sold	747	4,957	5,674	50,469
Shares issued upon reinvestment of distributions	5,320	12,797	43,162	91,660
Shares redeemed	(17,540)	(10,780)	(152,459)	(220,463)
Net increase/(decrease) in Class A Shares	(11,473)	6,974	(103,623)	(78,334)

Class C
Shares sold	—	—	56,549	3,918
Shares issued upon reinvestment of distributions	187	620	4,695	11,273
Shares redeemed	(1,739)	(980)	(20,857)	(60,847)
Net increase/(decrease) in Class C Shares	(1,552)	(360)	40,387	(45,656)

Class I
Shares sold	13,612	36,072	54,428	119,750
Shares issued upon reinvestment of distributions	13,949	41,998	26,994	47,328
Shares redeemed	(100,453)	(117,117)	(139,274)	(119,747)
Net increase/(decrease) in Class I Shares	(72,892)	(39,047)	(57,852)	47,331

TETON Westwood Funds

Notes to Financial Statements (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2023 is set forth below:

	Market Value at September 30, 2022	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at September 30, 2023	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$4,144,985	—	$1,221,199	$546,297	$1,898,024	$5,368,107	$30,314	5.32%
Burnham Holdings Inc., Cl. A	2,845,962	—	97,431	(45,893)	(62,567)	2,640,071	186,560	6.95%
Nathan’s Famous Inc	14,022,299	—	665,378	365,600	1,186,739	14,909,260	417,092	5.17%
Schmitt Industries Inc.*	1,227,510	—	31,075	(1,310,369)	113,934	—	—	—
Trans-Lux Corp.†	912,000	$8,050	—	—	114,950	1,035,000	—	17.04%
Total	$23,152,756			$(444,365)	$3,251,080	$23,952,438	$633,966

*	Security was not held at September 30, 2023.
†	Non-income producing security.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TETON Westwood Funds and Shareholders of TETON Westwood Mighty MitesSM Fund, TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of TETON Westwood Mighty MitesSM Fund and the accompanying statements of assets and liabilities, including the schedules of investments, of TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund (constituting TETON Westwood Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023 and each of the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 29, 2023

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

TETON Westwood Funds

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 16, 2023, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

In determining whether to approve the continuance of the Investment Advisory Agreements and Subadvisory Agreements (together, the Agreements), the Board, including a majority of the Trustees who have no direct or indirect interest in the Agreements and are not interested persons of the Funds, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on August 23, 2023:

1) The nature, extent, and quality of services provided by the Advisers and the Sub-Advisers.

The Board reviewed in detail the nature and extent of the services provided by the Advisers and the Sub-Advisers under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Advisers also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Advisers provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Advisers paid for all compensation of officers and Board Members of the Funds who are affiliated with the Advisers and that the Advisers further provided services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Advisers and Sub-Advisers and in consultation with Fund Counsel. The Board noted that the Advisers had, at its expense, engaged BNY to assist it in performing certain of administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisers, either directly or through BNY, and by the Sub-Advisers, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and, based on their experience and interaction with the Advisers and Sub-Advisers, concluded that: (i) the Advisers and Sub-Advisers were able to retain quality personnel; (ii) the Advisera, Sub-Advisers and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements; (iii) the Advisers and Sub-Advisers were responsive to requests of the Board; (iv) the scope and depth of the Advisers’ and Sub-Advisers’ resources were adequate; and (v) the Advisers and Sub-Advisers had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Advisers’ reputation and long standing relationship with the Funds. The Board also believed that the Advisers had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2) The performance of the Funds, the Adviser, and the Sub-Advisers.

The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with the Broadridge peer group of other SEC registered funds, and against each Fund’s broad-based securities market benchmarks as reflected in each Fund’s prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Broadridge over the short, intermediate, and long term. The Board considered each Fund’s one, three, five, and ten year average annual total return for the periods ended June 30, 2023, but placed greatest emphasis on a Fund’s longer term performance. The peer groups considered by the Board were developed by Broadridge and were comprised of funds within the same Broadridge peer group categories (each, a “Performance Peer Group”). Each Fund’s performance against its respective Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Advisers were obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance, the Board noted that the Equity Fund’s performance was below the median for the one year, three year, five year, and ten year periods; the Balanced Fund’s performance was above the median for the one year, three year, five year, and ten year periods; the SmallCap Equity Fund’s performance was above the median for the three year, five year, and ten year periods, and below the median for the one year period; the Mighty Mites Fund’s performance was below the median for the one year, three year, five year, and ten year periods; and the Convertible Securities Fund’s performance was below the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Funds’ performance was reasonable in comparison with that of the Performance Peer Groups.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of both Advisers and the Sub-Advisers, the Board considered the financial condition of the Advisers and Sub-Advisers and whether they had the resources necessary to continue to carry out their responsibilities under the Agreements. The Board concluded that the Advisers and Sub-Advisers had the financial resources necessary to continue to perform their obligations under the Agreements and to continue to provide the high quality services that they have provided to the Funds to date.

3) The cost of the advisory services and the profits to the Adviser and their affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory and sub-advisory services and the profits to the Advisers, Sub-Advisers, and their affiliates from their relationships with the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Broadridge expense peer groups (each, an “Expense Peer Group” and collectively the “Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Advisers and Sub-Advisers were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the SmallCap Equity Fund and the Convertible Securities Fund operated pursuant to Expense Limitation Agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Funds’ prospectus. The Board noted that the contractual and actual advisory fees and total expenses (including 12b-1/non-12b-1 fees) for the Equity Fund and Mighty Mites Fund were higher than the median when compared with those of their Expense Peer Groups. The Balanced Fund had contractual advisory fees slightly above median, but actual advisory fees that were at the median and total expenses (including 12b-1/non-12b-1 fees) higher than the median when compared with their Expense Peer Group. The SmallCap Equity Fund had contractual advisory fees above median, and actual advisory fees and total expenses (including 12b-1/non-12b-1 fees) below the median when compared with their Expense Peer Group. Finally, the Board noted that, although the Convertible Securities Fund had an agreement in place to limit expenses, the total expense ratios for the Convertible Securities Fund were above the median when compared with their Expense Peer Group. In addition, the Board noted that the Convertible Securities Fund had contractual advisory fees above the median and actual advisory fees below the median when compared with their Expense Peer Group.

The Board also reviewed the fees charged by the Advisers and Sub-Advisers to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Advisers or Sub-Advisers were higher and in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Advisers and Sub-Advisers to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Advisers of the estimated profitability to the Advisers of its relationship with the Funds and reviewed with the Advisers their cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro-forma Income Statements of the Adviser for the year ended December 31, 2022. The Board considered one analysis for each Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on each Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to both Advisers under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

TETON Westwood Funds

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

5) Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Advisers and Sub-Advisers from their management of the Funds. The Board considered that the Advisers and Sub-Advisers do use soft dollars in connection with their management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee and, if applicable, sub-advisory fee, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement and, with respect to the Equity Fund, Balanced Fund, Mighty Mites Fund, and Convertible Securities Fund, the Sub-Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

TETON Westwood Funds

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Trusts’ Statement of Additional Information includes additional information about the TETON Westwood Funds’ Trustees and is available, without charge, upon request, by calling 800-WESTWOOD (800-937-8966) or by writing to the TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEE[4]:

Nicholas F. Gallucio[5] Trustee and Portfolio Manager 1950	Since 2017	8	Co-Chairman of Teton Advisors, Inc. (Since 2021); Former President and Chief Executive Officer of Teton Advisors, Inc. (2008-2021); Group Managing Director, U.S. Equities (2004-2008), Managing Director, U.S. Equities (1994-2004), Senior Vice President (1990-1994) and Vice President (1982-1990) of Trust Company of the West (TCW)	Board of Regents of the University of Hartford

INDEPENDENT TRUSTEES[5]:

Anthony S. Colavita[6] Trustee 1961	Since 2017	23	Attorney, Anthony S. Colavita, P.C., Supervisor, Town of Eastchester, NY	—

James P. Conn Trustee 1938	Since 1994	23	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	—

Leslie F. Foley[6] Trustee 1968	Since 2017	16	Attorney; Serves on the Boards of the Addison Gallery of American Art at Phillips Academy Andover, Vice President, Global Ethics & Compliance and Associate General Counsel for News Corporation (2008-2010)	—

Mary E. Hauck Trustee 1942	Since 2017	9	Retired Senior Manager of the Gabelli-O’Connor Fixed Income Mutual Funds Management Company	—

Michael J. Melarkey Trustee 1949	Since 2017	24	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Werner J. Roeder Trustee 1940	Since 1994	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Salvatore J. Zizza[6,7] Trustee 1945	Since 2004	35	President of Zizza & Associates Corp. (private holding company); Chairman of Bergen Cove Realty Inc. (residential real estate)	Director and Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals) (2009-2018); Retired Chairman of BAM (semiconductor and aerospace manufacturing);Director of Bion Environmental Technologies, Inc.

Name, Position(s) Address[1] and Year of Birth	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

John C. Ball[5] President, Treasurer, Principal Financial & Accounting Officer 1976	Since 2017	Senior Vice President (since 2018) and other positions (2017-2018) of GAMCO Investors, Inc.; Chief Executive Officer, G. Distributors, LLC since 2020; Officer of registered investment companies within the Gabelli Fund Complex since 2017

Peter Goldstein[5] Secretary & Vice President 1953	Since 2020	General Counsel, GAMCO Investors, Inc. and Chief Legal Officer, Associated Capital Group, Inc. since 2021; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz[5] Chief Compliance Officer 1959	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013

1	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended By-Laws and Amended and Restated Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, i.e., public companies, or other investment companies registered under the Investment Company Act of 1940.
4	“Interested person” of the Funds as defined in the 1940 Act. Mr. Galluccio is considered an “interested person” because of his affiliation with Teton Advisors, Inc. that acts as the Funds’ investment adviser.
5	Trustees who are not interested persons are considered “Independent” Trustees.
6	Mr. Colavita’s father, Anthony J. Colavita, and Ms. Foley’s father, Frank J. Fahrenkopf, Jr., serve as directors of other funds in the Fund Complex.
7	Mr. Zizza is an independent director of Gabelli International Ltd., which may be deemed to be under common control with the Adviser. On September 9, 2015, Mr. Zizza entered into a settlement with the SEC to resolve an inquiry relating to an alleged violation regarding the making of false statements or omissions to the accountants of a company concerning a related party transaction. The company in question is not an affiliate of, nor has any connection to, the Fund. Under the terms of the settlement, Mr. Zizza, without admitting or denying the SEC’s findings and allegation, paid $150,000 and agreed to cease and desist committing or causing any future violations of Rule 13b2-2 of the Securities Exchange Act of 1934, as amended (the 1934 Act). The Board has discussed this matter and has determined that it does not disqualify Mr. Zizza from serving as an Independent Trustee.

TETON Westwood Funds

2023 Tax Notice to Shareholders (Unaudited)

U.S. Government Income – The percentage of the ordinary income dividend paid by the Mighty Mites Fund, the SmallCap Equity Fund, the Convertible Securities Fund, and the Balanced Fund, (the “Funds”) during the year ended September 30, 2023 which was derived from U.S. Treasury securities was 0.45%, 11.15%, 2.29%, and 7.41%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Funds did not meet this strict requirement during the fiscal year ended September 30, 2023. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

Mighty Mites Fund – During the fiscal year ended September 30, 2023, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totalling $0.1354, $0.1401, $0.0021, and $0.1983 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $64,307,540. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2023, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.45% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

SmallCap Equity Fund – During the fiscal year ended September 30, 2023, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totalling $0.0799, $0.0907, and $0.1412 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totalling $714,686. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2023, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 11.25% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Convertible Securities Fund – During the fiscal year ended September 30, 2023, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totalling $0.3205, $0.3189, $0.2201, and $0.3515 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $3,484,498. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2023, 10.40% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 12.29% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 76.93% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Equity Fund – During the fiscal year ended September 30, 2023, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totalling $0.0368, $0.0365, and $0.0662 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totalling $3,260,507. For the fiscal year ended September 30, 2023, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.72% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Balanced Fund – During the fiscal year ended September 30, 2023, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totalling $0.1228, $0.1225, $0.0701, and $0.1470 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totalling $2,653,850. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2023, 87.63% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 92.12% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 39.02% of the ordinary income distributions as qualified interest income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: wwww.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	WERNER J. ROEDER
Attorney,	Co-Chairman,	Former Vice President of
Anthony S. Colavita, P.C.	Teton Advisors, Inc.	Medical Affairs (Medical
Director) of New York
Presbyterian/Lawrence Hospital

JAMES P. CONN	MARY E. HAUCK	SALVATORE J. ZIZZA
Former Managing Director	Former Senior Portfolio Manager,	Chairman,
and Chief Investment Officer,	Gabelli-O’Connor Fixed Income	Zizza & Associates Corp.
Financial Security Assurance	Mutual Fund Management
Holdings Ltd.	Company

LESLIE F. FOLEY	MICHAEL J. MELARKEY	* Interested Trustee
Attorney	Of Counsel,
McDonald Carano Wilson LLP

Officers

JOHN C. BALL	RICHARD J. WALZ
President, Treasurer, Principal	Chief Compliance Officer
Financial & Accounting Officer

PETER GOLDSTEIN
Secretary & Vice President

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
DST Asset Manager Solutions, Inc.	Paul Hastings LLP
* Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ323AR

TETON Westwood Mighty Mites Fund

Schedule of Investments — September 30, 2023

Shares		Cost	Market Value
	COMMON STOCKS — 96.5%
	Aerospace and Defense — 1.7%
120,500	Allient Inc.	$2,904,012	$3,725,860
125,500	Avio SpA†	1,725,840	1,077,401
104,200	Innovative Solutions and Support Inc.†	389,491	791,920
7,000	Kratos Defense & Security Solutions Inc.†	42,963	105,140
60,600	Park Aerospace Corp.	945,537	941,118
		6,007,843	6,641,439
	Agriculture — 0.9%
215	J.G. Boswell Co.	136,405	141,900
195,000	Limoneira Co.	3,559,244	2,987,400
310,000	S&W Seed Co.†	1,066,958	347,200
		4,762,607	3,476,500
	Automotive — 2.2%
50,490	Rush Enterprises Inc., Cl. A	403,878	2,061,507
112,350	Rush Enterprises Inc., Cl. B	1,000,724	5,088,331
52,000	Wabash National Corp.	98,195	1,098,240
		1,502,797	8,248,078
	Automotive: Parts and Accessories — 4.8%
280,000	Commercial Vehicle Group Inc.†	2,517,392	2,172,800
47,500	Dana Inc.	320,625	696,825
50,000	Garrett Motion Inc.†	381,000	394,000
8,560	Gentherm Inc.†	123,330	464,466
225,500	Modine Manufacturing Co.†	2,902,229	10,316,625
15,200	Motorcar Parts of America Inc.†	199,781	122,968
80,000	Puradyn Filter Technologies Inc.†	13,773	8
40,000	Standard Motor Products Inc.	447,186	1,344,800
114,060	Strattec Security Corp.†	2,605,047	2,634,786
20,500	Titan International Inc.†	88,258	275,315
		9,598,621	18,422,593
	Aviation: Parts and Services — 3.6%
218,000	Astronics Corp.†	2,576,423	3,457,480
23,896	Astronics Corp., Cl. B†	144,647	376,362
176,540	Ducommun Inc.†	4,446,906	7,681,256
43,000	Heroux-Devtek Inc.†	562,613	507,167
80,000	Kaman Corp.	1,958,159	1,572,000
		9,688,748	13,594,265
	Broadcasting — 1.2%
253,300	Beasley Broadcast Group Inc., Cl. A†	1,123,002	220,700
360,000	Corus Entertainment Inc., Cl. B	502,897	272,998
295,145	Dish TV India Ltd., GDR†	226,437	41,320
241,120	Gray Television Inc.	265,142	1,668,551
86,600	Gray Television Inc., Cl. A	625,686	650,366
32,000	Sinclair Inc.	51,619	359,040
150,000	Townsquare Media Inc., Cl. A	1,160,428	1,308,000
		3,955,211	4,520,975
	Building and Construction — 4.2%
60,000	Armstrong Flooring Inc.†	11,884	900
85,000	Gibraltar Industries Inc.†	1,986,381	5,738,350
5,000	Granite Construction Inc.	112,794	190,100
5,000	Herc Holdings Inc.	137,615	594,700

Shares		Cost	Market Value
13,000	MYR Group Inc.†	$251,557	$1,751,880
49,765	The Monarch Cement Co.	1,352,404	7,651,369
		3,852,635	15,927,299
	Business Services — 2.1%
85,000	AdTheorent Holding Co. Inc.†	141,389	109,650
23,000	Diebold Nixdorf Inc.†	8,076	0
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	352,764
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	39,196
14,500	ICF International Inc.	341,122	1,751,745
31,400	OPENLANE Inc.†	165,651	468,488
177,000	PFSweb Inc.	986,658	1,316,880
10,000	Team Inc.†	71,278	69,500
2,300,000	Trans-Lux Corp.†(b)	1,196,147	1,035,000
54,000	Viad Corp.†	1,321,396	1,414,800
67,000	Willdan Group Inc.†	1,893,913	1,368,810
		6,392,130	7,926,833
	Communications — 0.4%
129,000	Comtech Telecommunications Corp.	1,759,205	1,128,750
40,000	Ooma Inc.†	569,478	520,400
		2,328,683	1,649,150
	Communications Equipment — 0.5%
63,000	Anterix Inc.†	2,137,687	1,976,940

	Computer Software and Services — 1.5%
4,000	Agilysys Inc.†	69,574	264,640
662,000	Alithya Group Inc., Cl. A†	1,512,183	999,620
134,000	American Software Inc., Cl. A	1,146,486	1,535,640
22,000	Avid Technology Inc.†	125,104	591,140
4,000	Cardlytics Inc.†	41,253	66,000
45,000	DHI Group Inc.†	81,549	137,700
10,000	Digi International Inc.†	124,708	270,000
10,000	Materialise NV, ADR†	58,532	54,900
137,000	Mitek Systems Inc.†	778,274	1,468,640
3,000	Otonomo Technologies Ltd.†	327,710	12,150
30,000	Playstudios Inc.†	173,653	95,400
1,000	Tyler Technologies Inc.†	16,928	386,140
		4,455,954	5,881,970
	Consumer Products — 2.7%
55,000	Acme United Corp.	968,676	1,643,950
27,700	Bassett Furniture Industries Inc.	394,203	405,805
790,000	Goodbaby International Holdings Ltd.†	199,487	46,910
5,000	Johnson Outdoors Inc., Cl. A	145,741	273,450
235,175	Lifetime Brands Inc.	2,471,325	1,324,035
359,500	Marine Products Corp.	2,547,475	5,108,495
14,000	MarineMax Inc.†	217,524	459,480
10,000	Nautilus Inc.†	38,938	8,501
15,000	Oil-Dri Corp. of America	294,605	926,250
5,700	PC Group Inc.†(a)	3,465	1
2,300,000	Playmates Holdings Ltd.	276,814	173,287
		7,558,253	10,370,164
	Consumer Services — 0.4%
173,000	1-800-Flowers.com Inc., Cl. A†	1,148,477	1,211,000
63,400	Bowlin Travel Centers Inc.†	86,945	269,133

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
3,500	Carriage Services Inc.	$53,964	$98,875
		1,289,386	1,579,008
	Diversified Industrial — 12.3%
170,638	American Outdoor Brands Inc.†	1,607,767	1,668,840
150,000	Ampco-Pittsburgh Corp.†	654,694	394,500
210,700	Burnham Holdings Inc., Cl. A(b)	3,244,144	2,640,071
25,500	Chase Corp.	390,915	3,244,365
68,000	Columbus McKinnon Corp.	1,113,342	2,373,880
258,000	Distribution Solutions Group Inc.†	1,671,157	6,708,000
134,000	Graham Corp.†	1,466,311	2,224,400
2,000	Griffon Corp.	20,040	79,340
17,500	Haulotte Group SA†	93,925	53,840
700	Hyster-Yale Materials Handling Inc.	20,560	31,206
317,000	Intevac Inc.†	1,483,022	985,870
10,000	John Bean Technologies Corp.	285,348	1,051,400
172,479	L.B. Foster Co., Cl. A†	2,511,960	3,261,578
7,800	MSA Safety Inc.	252,913	1,229,670
663,870	Myers Industries Inc.	11,018,398	11,903,189
192,500	Park-Ohio Holdings Corp.	3,961,094	3,832,675
19,500	RWC Inc.†	311,533	126,750
14,000	Standex International Corp.	571,638	2,039,660
9,800	Steel Partners Holdings LP†	305,721	416,697
208,700	Tredegar Corp.	2,822,138	1,129,067
116,800	Twin Disc Inc.†	1,475,743	1,602,496
		35,282,363	46,997,494
	Educational Services — 0.2%
95,000	Universal Technical Institute Inc.†	289,750	796,100

	Electronics — 6.3%
122,000	Arlo Technologies Inc.†	358,007	1,256,600
6,500	Badger Meter Inc.	111,469	935,155
113,900	Bel Fuse Inc., Cl. A(b)	2,075,230	5,368,107
160,000	CTS Corp.	1,485,086	6,678,400
60,000	Daktronics Inc.†	446,867	535,200
30,000	IMAX Corp.†	129,139	579,600
35,400	Kimball Electronics Inc.†	212,732	969,252
4,000	Mesa Laboratories Inc.	115,946	420,280
8,190	Methode Electronics Inc.	47,934	187,141
85,000	Stoneridge Inc.†	882,479	1,705,950
83,000	Ultra Clean Holdings Inc.†	201,481	2,462,610
129,000	Ultralife Corp.†	904,344	1,259,040
54,012	Vishay Precision Group Inc.†	1,407,877	1,813,723
		8,378,591	24,171,058
	Energy and Utilities: Natural Gas — 0.6%
7,000	Chesapeake Utilities Corp.	115,651	684,250
86,010	RGC Resources Inc.	1,157,572	1,487,973
3,500	Unitil Corp.	167,989	149,485
		1,441,212	2,321,708
	Energy and Utilities: Services — 0.6%
205,000	Alvopetro Energy Ltd.	244,734	1,331,198
24,000	Dawson Geophysical Co.†	62,929	56,640
7,000	Dril-Quip Inc.†	208,930	197,190
60,000	RPC Inc.	108,521	536,400

Shares		Cost	Market Value
6,500	Subsea 7 SA, ADR	$23,304	$89,375
		648,418	2,210,803
	Energy and Utilities: Water — 1.7%
32,320	Artesian Resources Corp., Cl. A	835,884	1,357,117
9,500	Cadiz Inc.†	81,830	31,445
23,400	California Water Service Group	462,669	1,107,054
56,700	Consolidated Water Co. Ltd.	612,818	1,612,548
30,000	Energy Recovery Inc.†	85,397	636,300
5,200	Middlesex Water Co.	106,188	344,500
38,360	The York Water Co.	635,293	1,438,116
		2,820,079	6,527,080
	Entertainment — 0.5%
98,000	Borussia Dortmund GmbH & Co. KGaA†	634,739	406,671
1,500	Canterbury Park Holding Corp.	18,544	30,345
28,000	GAN Ltd.†	453,791	32,480
53,000	Sportech plc	218,767	46,365
15,800	TKO Group Holdings Inc.	234,872	1,328,148
		1,560,713	1,844,009
	Environmental Control — 0.7%
31,900	Casella Waste Systems Inc., Cl. A†	123,659	2,433,970
15,000	Primo Water Corp.	121,162	207,000
		244,821	2,640,970
	Equipment and Supplies — 6.2%
14,000	AZZ Inc.	527,604	638,120
14,000	CIRCOR International Inc.†	252,431	780,500
139,000	Core Molding Technologies Inc.†	1,118,387	3,960,110
78,800	Federal Signal Corp.	481,332	4,706,724
40,000	Interpump Group SpA	246,542	1,839,192
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	275,083
50,000	Pitney Bowes Inc.	192,057	151,000
295,000	The Eastern Co.	5,522,320	5,354,250
86,000	The Gorman-Rupp Co.	2,006,289	2,829,400
70,000	The L.S. Starrett Co., Cl. A†	588,995	752,500
18,000	The Manitowoc Co. Inc.†	217,546	270,900
72,000	Titan Machinery Inc.†	912,575	1,913,760
32,500	TransAct Technologies Inc.†	107,732	208,650
		12,266,347	23,680,189
	Financial Services — 10.6%
2,000	Ameris Bancorp.	16,876	76,780
22,000	Atlantic American Corp.	82,984	42,680
41,244	Atlantic Union Bankshares Corp.	1,287,637	1,187,002
13,800	Bank7 Corp.	303,600	310,638
9,660	Berkshire Hills Bancorp Inc.	167,758	193,683
2,560	Burke & Herbert Financial Services Corp.	81,686	118,950
7,500	Cadence Bank	212,982	159,150
79,800	Capital City Bank Group Inc.	1,945,755	2,380,434
8,000	Capitol Federal Financial Inc.	90,260	38,160
16,560	Citizens & Northern Corp.	325,075	290,628
5,000	ConnectOne Bancorp Inc.	111,579	89,150
21,000	Crazy Woman Creek Bancorp Inc.	393,419	441,420

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
9,745	Dime Community Bancshares Inc.	$228,807	$194,510
1,105	Farmers & Merchants Bank of Long Beach	6,057,140	5,368,087
40,000	Farmers National Banc Corp.	333,870	462,400
24,440	First Internet Bancorp	488,800	396,172
381,300	Flushing Financial Corp.	6,008,065	5,006,469
74,000	FNB Corp.	719,682	798,460
32,116	FS Bancorp Inc.	589,634	947,422
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
15,000	Hanover Bancorp Inc.	315,000	271,350
25,600	HomeStreet Inc.	256,000	199,424
9,030	Hope Bancorp Inc.	47,336	79,916
96,791	I3 Verticals Inc., Cl. A†	1,645,598	2,046,162
17,000	ICC Holdings Inc.†	170,000	268,600
60,500	KKR & Co. Inc.	7,013	3,726,800
75,700	Legacy Housing Corp.†	896,924	1,469,337
700	LendingTree Inc.†	20,386	10,850
96,000	Medallion Financial Corp.	349,594	673,920
4,197	Northrim BanCorp Inc.	91,497	166,285
10,440	OceanFirst Financial Corp.	190,032	151,067
10,000	Pacific Premier Bancorp Inc.	274,749	217,600
20,000	Primis Financial Corp.	306,719	163,000
30,530	Renasant Corp.	329,484	799,581
34,000	Sandy Spring Bancorp Inc.	1,045,739	728,620
3,000	Seacoast Banking Corp. of Florida	92,978	65,880
3,600	Security National Corp.	336,038	485,550
68,000	Silvercrest Asset Management Group Inc., Cl. A	923,476	1,079,160
6,750	Simmons First National Corp., Cl. A	152,916	114,480
41,000	Southern First Bancshares Inc.†	1,748,035	1,104,540
4,500	Southside Bancshares Inc.	153,548	129,150
9,200	SouthState Corp.	389,952	619,712
21,500	Sprott Inc.	491,480	654,854
64,500	Stellar Bancorp Inc.	1,815,905	1,375,140
4,500	Territorial Bancorp Inc.	99,712	40,905
5,500	Thomasville Bancshares Inc.	209,436	329,944
5,000	Towne Bank	146,110	114,650
10,010	TrustCo Bank Corp. NY	230,230	273,173
8,500	United Bankshares Inc.	275,405	234,515
44,800	Valley National Bancorp.	294,751	383,488
31,800	Value Line Inc.	314,878	1,390,296
40,410	Washington Trust Bancorp Inc.	903,792	1,063,995
71,520	Waterstone Financial Inc.	761,939	783,144
81,580	Western New England Bancorp Inc.	693,341	529,454
155,000	Wright Investors’ Service Holdings Inc.†	86,425	33,713
		35,649,527	40,335,450
	Food and Beverage — 2.3%
84,600	Andrew Peller Ltd., Cl. A	357,330	262,224
15,000	BellRing Brands Inc.†	210,000	618,450
1,900	Bridgford Foods Corp.†	32,687	21,090
47,000	Calavo Growers Inc.	1,389,670	1,185,810
135,000	Corby Spirit and Wine Ltd., Cl. A	2,023,939	1,436,223

Shares		Cost	Market Value
308,000	Crimson Wine Group Ltd.†	$2,691,176	$1,849,540
509,000	Farmer Brothers Co.†	2,532,410	1,313,220
1,350	Hanover Foods Corp., Cl. A	101,654	67,122
300	Hanover Foods Corp., Cl. B	28,206	15,600
21,000	Iwatsuka Confectionery Co. Ltd.	727,260	722,297
1,200	J & J Snack Foods Corp.	17,298	196,380
1,400	John B Sanfilippo & Son Inc.	62,433	138,320
70,000	Premier Foods plc	32,686	102,488
1,510	Rock Field Co. Ltd.	11,171	16,309
4,600	Scheid Vineyards Inc., Cl. A†	56,199	63,296
4,000	T. Hasegawa Co. Ltd.	83,685	81,638
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	328,579
207,400	Vitasoy International Holdings Ltd.	108,284	251,075
23,000	Willamette Valley Vineyards Inc.†	88,087	135,010
		10,899,352	8,804,671
	Health Care — 4.4%
65,000	Accuray Inc.†	293,403	176,800
5,700	Boiron SA	96,539	323,614
9,000	CareDx Inc.†	47,818	63,000
3,000	Collegium Pharmaceutical Inc.†	55,288	67,050
191,160	Cutera Inc.†	2,232,424	1,150,783
35,142	Electromed Inc.†	76,795	365,125
60,500	Exelixis Inc.†	115,252	1,321,925
200,000	InfuSystem Holdings Inc.†	640,498	1,928,000
21,730	Integer Holdings Corp.†	452,207	1,704,284
5,500	LeMaitre Vascular Inc.	133,878	299,640
212,000	Neogen Corp.†	306,519	3,930,480
60,500	NeoGenomics Inc.†	196,109	744,150
34,000	Neuronetics Inc.†	133,602	45,900
1,500	Omnicell Inc.†	23,551	67,560
178,000	OPKO Health Inc.†	437,559	284,800
21,000	Option Care Health Inc.†	182,763	679,350
25,500	Orthofix Medical Inc.†	446,302	327,930
2,500	QuidelOrtho Corp.†	27,931	182,600
1,300	STERIS plc	51,834	285,246
1,000	Surgalign Holdings Inc.†	2,440	14
46,400	SurModics Inc.†	908,009	1,488,976
69,611	United-Guardian Inc.	621,920	524,171
1,000	Utah Medical Products Inc.	25,584	86,000
19,500	Zealand Pharma A/S†	236,791	845,296
		7,745,016	16,892,694
	Hotels and Gaming — 5.2%
12,000	Bally’s Corp.†	320,345	157,320
16,000	Boyd Gaming Corp.	84,094	973,280
20,200	Caesars Entertainment Inc.†	82,244	936,270
3,400	Churchill Downs Inc.	33,314	394,536
1,211,119	Full House Resorts Inc.†	3,339,101	5,171,478
174,393	Gambling.com Group Ltd.†	1,359,024	2,281,061
20,000	Genius Sports Ltd.†	81,525	106,600
121,500	Golden Entertainment Inc.	1,406,123	4,152,870
255,221	Inspired Entertainment Inc.†	1,539,343	3,052,443
237,000	PlayAGS Inc.†	1,869,049	1,545,240
20,000	Rush Street Interactive Inc.†	230,786	92,400
72,500	The Marcus Corp.	941,928	1,123,750
		11,286,876	19,987,248
	Machinery — 5.0%
177,500	Astec Industries Inc.	6,229,823	8,362,025

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2023

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
4,400	DMG Mori AG	$22,722	$199,567
473,600	Gencor Industries Inc.†	3,064,087	6,691,968
22,650	Tennant Co.	641,403	1,679,497
16,020	The Middleby Corp.†	157,776	2,050,560
		10,115,811	18,983,617
	Manufactured Housing and Recreational Vehicles — 3.4%
14,540	Cavco Industries Inc.†	1,017,986	3,862,697
107,250	Nobility Homes Inc.	1,551,680	3,203,021
60,500	Skyline Champion Corp.†	421,021	3,855,060
36,400	Winnebago Industries Inc.	340,866	2,163,980
		3,331,553	13,084,758
	Metals and Mining — 0.1%
36,000	Osisko Gold Royalties Ltd.	459,490	422,750
400,000	Tanami Gold NL†	17,083	10,287
		476,573	433,037
	Paper and Forest Products — 0.0%
2,050	Keweenaw Land Association Ltd.†	142,152	45,612

	Publishing — 0.6%
8,000	DallasNews Corp.	41,944	36,800
30,000	Lee Enterprises Inc.†	530,443	321,300
339,800	The E.W. Scripps Co., Cl. A†	1,693,211	1,862,104
		2,265,598	2,220,204
	Real Estate — 1.8%
116,000	AmBase Corp.†	123,534	15,660
116,300	Capital Properties Inc., Cl. A	1,242,522	1,465,380
30,000	DREAM Unlimited Corp., Cl. A	331,539	405,964
19,500	FRP Holdings Inc.†	636,516	1,052,415
18,540	Gyrodyne LLC†	431,021	192,816
6,200	Holobeam Inc.†	100,461	204,600
257,500	Reading International Inc., Cl. A†	1,707,684	545,900
74,400	Reading International Inc., Cl. B†	674,532	1,287,120
2,508	Royalty LLC†(a)	0	765
95,500	Tejon Ranch Co.†	1,899,775	1,549,010
265,000	Trinity Place Holdings Inc.†	882,721	96,725
		8,030,305	6,816,355
	Restaurants — 4.0%
57,000	Denny’s Corp.†	384,205	482,790
211,000	Nathan’s Famous Inc.(b)	3,055,450	14,909,260
		3,439,655	15,392,050
	Retail — 1.2%
16,000	Big 5 Sporting Goods Corp.	86,312	112,160
4,000	Ingles Markets Inc., Cl. A	71,077	301,320
27,000	Lands’ End Inc.†	346,794	201,690
20,000	La-Z-Boy Inc.	432,258	617,600
26,500	Movado Group Inc.	244,132	724,775
16,000	Natural Grocers by Vitamin Cottage Inc.	231,232	206,560
1,000	PetMed Express Inc.	15,765	10,250
60,000	Sportsman’s Warehouse Holdings Inc.†	446,956	269,400
90,247	Village Super Market Inc., Cl. A	2,261,354	2,043,192
		4,135,880	4,486,947

Shares		Cost	Market Value
	Semiconductors — 0.1%
64,927	SkyWater Technology Inc.†	$602,274	$390,860

	Specialty Chemicals — 1.9%
69,580	Hawkins Inc.	1,235,115	4,094,783
5,000	Minerals Technologies Inc.	184,285	273,800
100,000	Navigator Holdings Ltd.	939,625	1,477,000
10,800	Neo Performance Materials Inc.	133,816	63,850
25,000	Teraoka Seisakusho Co. Ltd.	183,098	55,875
66,900	The General Chemical Group Inc.†(a)	6,021	0
192,174	Treatt plc	1,033,807	1,188,771
		3,715,767	7,154,079
	Telecommunications — 0.6%
51,000	A10 Networks Inc.	323,820	766,530
10,000	Frequency Electronics Inc.	106,784	69,400
260,000	INNOVATE Corp.†	763,302	421,200
30,000	Nuvera Communications Inc.	219,358	372,000
2,800	Preformed Line Products Co.	210,474	455,224
5,000	Shenandoah Telecommunications Co.	25,355	103,050
		1,649,093	2,187,404
	Transportation — 0.0%
6,500	Patriot Transportation Holding Inc.†	99,485	55,185

	TOTAL COMMON STOCKS	230,047,766	368,674,796

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
16,700	Jungheinrich AG	45,886	501,079

	RIGHTS — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Pineapple Energy Inc., CVR†	0	197,095

	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 01/02/24†(a)	103,591	0
		103,591	500
	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	32,100

	TOTAL RIGHTS	148,585	229,695

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Otonomo Technologies Ltd., expire 08/13/26†	12,907	377

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2023

Shares		Cost	Market Value
	WARRANTS (Continued)
	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$32,110	$15,040

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	18,305

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	29,734
8,737	Option Care Health Inc., Cl. B, expire 07/27/25†	7,554	20,196
		15,533	49,930
	TOTAL WARRANTS	60,550	84,304

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
10,515,000	U.S. Treasury Bills, 5.276% to 5.404%††,
	10/05/23 to 12/28/23	10,467,121	10,468,692

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	694,055	702,725

	TOTAL INVESTMENTS — 99.7%	$241,463,963	380,661,291

	Other Assets and Liabilities (Net) — 0.3%		1,281,296

	NET ASSETS — 100.0%		$381,942,587

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $128,924 in 2022 and $131,504 in 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2022 and $0 in 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $23,546 in 2022 and $24,020 in 2023. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2022 and $0 in 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	N/A

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $23,550 in 2022 and $24,020 in 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/7/23

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/7/23

*	Print the name and title of each signing officer under his or her signature.